United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 91.37%
Investment Companies - 2.91%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%A B C	24,816,574	$24,816,574

	Principal Amount
U.S. Treasury Obligations - 88.46%
U.S. Treasury Bills,
1.981%, Due 10/18/2018A	$74,000,000	73,927,752
2.006%, Due 10/25/2018A	72,000,000	71,900,100
2.045%, Due 11/15/2018A	75,000,000	74,804,883
2.032%, Due 11/23/2018A	124,000,000	123,615,035
2.078%, Due 12/6/2018	50,000,000	49,804,979
2.094%, Due 12/13/2018	50,000,000	49,784,422
2.155%, Due 1/3/2019	40,000,000	39,770,483
2.144%, Due 1/17/2019A	69,500,000	69,044,167
2.209%, Due 2/7/2019A	79,000,000	78,362,355
2.292%, Due 3/7/2019A	73,500,000	72,767,963
2.337%, Due 3/14/2019	50,000,000	49,480,097

		753,262,236

Total Short-Term Investments (Cost $778,205,600)		778,078,810

TOTAL INVESTMENTS - 91.37% (Cost $778,205,600)		778,078,810
OTHER ASSETS, NET OF LIABILITIES - 8.63%		73,450,486

TOTAL NET ASSETS - 100.00%		$851,529,296

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Long Futures Contracts Open on September 30, 2018:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	467	October 2018	$36,867,585	$38,634,909	$1,767,324
Gasoline RBOB FuturesA	349	October 2018	29,531,709	30,572,190	1,040,481
LME Copper FuturesA	25	October 2018	3,847,138	3,912,812	65,674
LME Copper FuturesA	21	November 2018	3,291,540	3,287,287	(4,253)
LME Copper FuturesA	27	December 2018	4,286,878	4,227,187	(59,691)
LME Nickel FuturesA	1	October 2018	84,512	75,150	(9,362)
LME Nickel FuturesA	4	November 2018	338,730	301,464	(37,266)
LME Zinc FuturesA	52	October 2018	3,336,304	3,444,350	108,046
LME Zinc FuturesA	4	November 2018	266,352	264,600	(1,752)
Low Sulphur Gasoil FuturesA	358	October 2018	24,715,633	25,928,149	1,212,516
Low Sulphur Gasoil FuturesA	22	November 2018	1,574,302	1,593,350	19,048
Natural Gas Swap FuturesA	1,321	October 2018	40,087,634	39,735,677	(351,957)
Natural Gas Swap FuturesA	24	October 2019	173,426	163,740	(9,686)
Natural Gas Swap FuturesA	24	November 2019	173,426	171,180	(2,246)
Natural Gas Swap FuturesA	24	December 2019	173,426	176,760	3,334
Natural Gas Swap FuturesA	24	January 2020	173,426	173,760	334

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Natural Gas Swap FuturesA	24	February 2020	$173,426	$165,960	$(7,466)
NY Harbor ULSD FuturesA	242	October 2018	22,902,708	23,870,153	967,445
WTI Crude FuturesA	496	October 2018	34,073,835	36,331,999	2,258,164

			$206,071,990	$213,030,677	$6,958,687

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mexican Peso Futures	1,865	December 2018	$48,017,911	$49,226,670	$1,208,759
Swiss Franc Currency Futures	6	December 2018	785,586	771,300	(14,286)
U.S. Dollar Index Futures	340	December 2018	32,298,059	32,210,579	(87,480)

			$81,101,556	$82,208,549	$1,106,993

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CAC40 Index Futures	385	October 2018	$24,498,482	$24,538,307	$39,825
Euro Stoxx 50 Index Futures	20	December 2018	785,673	786,496	823
Hang Seng China Enterprises Index Futures	54	October 2018	3,799,023	3,815,977	16,954
Mini MSCI EAFE Index Futures	29	December 2018	2,901,172	2,864,475	(36,697)
MSCI Taiwan Stock Index Futures	967	October 2018	39,708,118	39,705,018	(3,100)
NASDAQ 100 E-Mini Futures	290	December 2018	43,770,120	44,400,449	630,329
Nikkei 225 (SGX) Futures	298	December 2018	29,906,297	31,663,483	1,757,186
OMXS30 Index Futures	1,191	October 2018	21,905,175	22,245,648	340,473
Russell 2000 E-Mini Index Futures	517	December 2018	44,223,650	43,965,679	(257,971)
S&P 500 E-Mini Index Futures	642	December 2018	93,314,384	93,699,899	385,515
S&P/TSX 60 Index Futures	175	December 2018	25,760,680	25,750,396	(10,284)
SPI 200 Futures	417	December 2018	46,503,791	46,676,190	172,399
TOPIX Index Futures	185	December 2018	29,109,222	29,593,161	483,939

			$406,185,787	$409,705,178	$3,519,391

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	1,573	December 2019	$457,177,570	$456,948,361	$(229,209)
3-Month Euro Euribor Futures	749	September 2020	217,143,244	216,939,275	(203,969)
3-Month Euro Euribor Futures	494	June 2021	142,837,969	142,687,122	(150,847)
90-Day Sterling Futures	607	December 2019	97,728,880	97,688,972	(39,908)
Australian 3-Year Bond Futures	540	December 2018	43,476,506	43,431,594	(44,912)
Euro-Bund Futures	126	December 2018	23,515,968	23,229,763	(286,205)
Euro-Buxl 30-Year Bond Futures	38	December 2018	7,808,324	7,690,984	(117,340)

			$989,688,461	$988,616,071	$(1,072,390)

Short Futures

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa FuturesA	225	December 2018	$(4,821,132)	$(4,628,251)	$192,881

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Coffee FuturesA	399	December 2018	$(15,922,798)	$(15,329,082)	$593,716
Copper FuturesA	135	December 2018	(9,002,275)	(9,466,875)	(464,600)
Corn FuturesA	1,179	December 2018	(21,610,091)	(21,000,941)	609,150
Gold 100oz FuturesA	662	December 2018	(81,250,851)	(79,188,442)	2,062,409
Kansas City Hard Red Winter Wheat FuturesA	233	December 2018	(6,032,209)	(5,956,063)	76,146
LME Copper FuturesA	25	October 2018	(3,868,495)	(3,912,813)	(44,318)
LME Copper FuturesA	21	November 2018	(3,141,328)	(3,287,288)	(145,960)
LME Copper FuturesA	92	December 2018	(13,655,371)	(14,403,750)	(748,379)
LME Lead FuturesA	61	October 2018	(3,281,947)	(3,089,269)	192,678
LME Lead FuturesA	52	October 2018	(3,328,376)	(3,444,350)	(115,974)
LME Lead FuturesA	15	November 2018	(764,200)	(762,844)	1,356
LME Lead FuturesA	42	December 2018	(2,122,817)	(2,137,538)	(14,721)
LME Nickel FuturesA	1	October 2018	(79,873)	(75,150)	4,723
LME Nickel FuturesA	36	November 2018	(2,729,382)	(2,713,176)	16,206
LME Nickel FuturesA	10	December 2018	(745,069)	(755,520)	(10,451)
LME Primary Aluminum FuturesA	102	October 2018	(5,187,896)	(5,242,800)	(54,904)
LME Primary Aluminum FuturesA	56	November 2018	(2,877,872)	(2,896,600)	(18,728)
LME Primary Aluminum FuturesA	126	December 2018	(6,449,397)	(6,537,825)	(88,428)
LME Zinc FuturesA	15	November 2018	(910,396)	(992,250)	(81,854)
LME Zinc FuturesA	123	December 2018	(7,254,275)	(8,062,650)	(808,375)
Natural Gas Swap FuturesA	200	March 2019	(1,297,665)	(1,323,000)	(25,335)
Natural Gas Swap FuturesA	200	April 2019	(1,297,666)	(1,306,500)	(8,834)
Natural Gas Swap FuturesA	200	May 2019	(1,297,666)	(1,321,500)	(23,834)
Natural Gas Swap FuturesA	200	June 2019	(1,297,666)	(1,337,501)	(39,835)
Natural Gas Swap FuturesA	200	July 2019	(1,297,666)	(1,338,501)	(40,835)
Natural Gas Swap FuturesA	200	August 2019	(1,297,666)	(1,330,001)	(32,335)
Natural Gas Swap FuturesA	200	September 2019	(1,297,666)	(1,340,001)	(42,335)
Silver FuturesA	553	December 2018	(41,006,095)	(40,678,681)	327,414
Soybean FuturesA	520	November 2018	(23,344,883)	(21,983,001)	1,361,882
Sugar #11 World FuturesA	1,199	February 2019	(15,594,152)	(15,040,259)	553,893

			$(284,064,841)	$(280,882,422)	$3,182,419

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Austrailian Dollar Currency Futures	1,596	December 2018	$(114,503,270)	$(115,342,924)	$(839,654)
British Pound Currency Futures	901	December 2018	(73,252,205)	(73,690,540)	(438,335)
Canadian Dollar Currency Futures	168	December 2018	(12,881,082)	(13,020,840)	(139,758)
Euro Currency Futures	285	December 2018	(41,560,352)	(41,617,126)	(56,774)
Japanese Yen Currency Futures	2,148	December 2018	(242,508,249)	(237,729,906)	4,778,343
New Zealand Dollar Currency Futures	538	December 2018	(35,266,567)	(35,674,781)	(408,214)

			$(519,971,725)	$(517,076,117)	$2,895,608

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	19	October 2018	$(2,395,681)	$(2,424,169)	$(28,488)
DAX Index Futures	40	December 2018	(14,058,417)	(14,212,999)	(154,582)
FTSE 100 Index Futures	1	December 2018	(94,848)	(97,579)	(2,731)
FTSE/JSE Top 40 Index Futures	577	December 2018	(20,698,233)	(20,449,865)	248,368
FTSE/MIB Index Futures	40	December 2018	(4,896,112)	(4,802,337)	93,775
Hang Seng Index Futures	73	October 2018	(12,981,483)	(12,997,765)	(16,282)
IBEX 35 Index Futures	54	October 2018	(5,902,816)	(5,873,429)	29,387
KOSPI 200 Index Futures	449	December 2018	(29,631,751)	(30,520,263)	(888,512)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	335	December 2018	$(17,185,062)	$(17,582,476)	$(397,414)

			$(107,844,403)	$(108,960,882)	$(1,116,479)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	1,040	June 2021	$(252,018,861)	$(251,862,003)	$156,858
90-Day Eurodollar Futures	1,260	December 2019	(305,212,261)	(305,109,003)	103,258
90-Day Eurodollar Futures	1,217	September 2020	(294,800,747)	(294,620,491)	180,256
90-Day Sterling Futures	612	September 2020	(98,303,453)	(98,314,184)	(10,731)
Australian 10-Year Bond Futures	66	December 2018	(6,107,274)	(6,147,333)	(40,059)
Euro-Bobl Futures	452	December 2018	(68,468,893)	(68,590,683)	(121,790)
Euro-Schatz Futures	624	December 2018	(80,996,145)	(80,980,485)	15,660
Japanese 10-Year Government Bond Futures	65	December 2018	(85,843,237)	(85,863,845)	(20,608)
Long GILT Futures	265	December 2018	(41,738,259)	(41,772,808)	(34,549)
U.S. Long Bond Futures	411	December 2018	(58,021,299)	(57,745,501)	275,798
U.S. Treasury 10-Year Note Futures	1,170	December 2018	(139,124,713)	(138,974,066)	150,647
U.S. Treasury 2-Year Note Futures	951	December 2018	(200,507,253)	(200,408,394)	98,859
U.S. Treasury 5-Year Note Futures	1,532	December 2018	(172,629,776)	(172,314,098)	315,678
U.S. Ultra Bond Futures	207	December 2018	(32,167,316)	(31,936,219)	231,097

			$(1,835,939,487)	$(1,834,639,113)	$1,300,374

Forward Foreign Currency Contracts Open on September 30, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	81,879	USD	81,519	10/1/2018	DUB	$360	$—	$360
TWD	81,879	USD	81,232	10/1/2018	DUB	647	—	647
TWD	81,879	USD	81,232	10/1/2018	DUB	647	—	647
KRW	90,151	USD	90,186	10/1/2018	DUB	—	(35)	(35)
KRW	90,151	USD	88,815	10/1/2018	DUB	1,336	—	1,336
KRW	180,302	USD	180,331	10/1/2018	DUB	—	(29)	(29)
KRW	180,302	USD	180,530	10/1/2018	DUB	—	(228)	(228)
KRW	180,302	USD	180,376	10/1/2018	DUB	—	(74)	(74)
TWD	245,636	USD	244,978	10/1/2018	DUB	658	—	658
TWD	245,636	USD	243,554	10/1/2018	DUB	2,082	—	2,082
KRW	270,453	USD	268,396	10/1/2018	DUB	2,057	—	2,057
KRW	270,453	USD	270,721	10/1/2018	DUB	—	(268)	(268)
KRW	270,453	USD	266,947	10/1/2018	DUB	3,506	—	3,506
KRW	360,604	USD	361,317	10/1/2018	DUB	—	(713)	(713)
KRW	360,604	USD	360,251	10/1/2018	DUB	353	—	353
KRW	360,604	USD	360,900	10/1/2018	DUB	—	(296)	(296)
KRW	540,906	USD	541,794	10/1/2018	DUB	—	(888)	(888)
KRW	540,906	USD	540,495	10/1/2018	DUB	411	—	411
KRW	631,057	USD	631,837	10/1/2018	DUB	—	(780)	(780)
KRW	631,057	USD	632,105	10/1/2018	DUB	—	(1,048)	(1,048)
KRW	631,057	USD	620,964	10/1/2018	DUB	10,093	—	10,093
KRW	721,208	USD	722,621	10/1/2018	DUB	—	(1,413)	(1,413)
KRW	901,510	USD	901,886	10/1/2018	DUB	—	(376)	(376)
TWD	1,228,179	USD	1,227,817	10/1/2018	DUB	362	—	362
KRW	1,352,265	USD	1,329,222	10/1/2018	DUB	23,043	—	23,043
KRW	1,803,020	USD	1,801,195	10/1/2018	DUB	1,825	—	1,825
TWD	26,528,674	USD	26,410,173	10/1/2018	DUB	118,501	—	118,501

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	27,045,301	USD	26,800,072	10/1/2018	DUB	$245,229	$—	$245,229
KRW	27,946,811	USD	27,759,123	10/1/2018	DUB	187,688	—	187,688
USD	31,390,094	KRW	31,372,549	10/1/2018	DUB	17,545	—	17,545
USD	27,260,855	TWD	27,347,460	10/1/2018	DUB	—	(86,605)	(86,605)
USD	1,881,697	KRW	1,915,709	10/1/2018	DUB	—	(34,012)	(34,012)
USD	1,682,476	KRW	1,712,869	10/1/2018	DUB	—	(30,393)	(30,393)
USD	1,686,266	KRW	1,712,869	10/1/2018	DUB	—	(26,603)	(26,603)
USD	1,328,468	KRW	1,352,265	10/1/2018	DUB	—	(23,797)	(23,797)
USD	1,328,468	KRW	1,352,265	10/1/2018	DUB	—	(23,797)	(23,797)
USD	1,334,942	KRW	1,352,265	10/1/2018	DUB	—	(17,323)	(17,323)
USD	1,246,006	KRW	1,262,114	10/1/2018	DUB	—	(16,108)	(16,108)
USD	1,244,138	KRW	1,262,114	10/1/2018	DUB	—	(17,976)	(17,976)
USD	1,243,096	KRW	1,262,114	10/1/2018	DUB	—	(19,018)	(19,018)
USD	1,241,410	KRW	1,262,114	10/1/2018	DUB	—	(20,704)	(20,704)
USD	1,068,976	KRW	1,081,812	10/1/2018	DUB	—	(12,836)	(12,836)
USD	1,068,405	KRW	1,081,812	10/1/2018	DUB	—	(13,407)	(13,407)
USD	891,271	KRW	901,510	10/1/2018	DUB	—	(10,239)	(10,239)
USD	890,353	KRW	901,510	10/1/2018	DUB	—	(11,157)	(11,157)
USD	886,054	KRW	901,510	10/1/2018	DUB	—	(15,456)	(15,456)
USD	894,142	KRW	901,510	10/1/2018	DUB	—	(7,368)	(7,368)
USD	811,815	KRW	825,991	10/1/2018	DUB	—	(14,176)	(14,176)
USD	802,411	KRW	811,359	10/1/2018	DUB	—	(8,948)	(8,948)
USD	795,099	KRW	809,471	10/1/2018	DUB	—	(14,372)	(14,372)
USD	778,859	KRW	792,951	10/1/2018	DUB	—	(14,092)	(14,092)
USD	714,169	KRW	726,872	10/1/2018	DUB	—	(12,703)	(12,703)
USD	709,774	KRW	721,208	10/1/2018	DUB	—	(11,434)	(11,434)
USD	716,801	KRW	721,208	10/1/2018	DUB	—	(4,407)	(4,407)
USD	709,497	KRW	721,208	10/1/2018	DUB	—	(11,711)	(11,711)
USD	625,620	KRW	631,057	10/1/2018	DUB	—	(5,437)	(5,437)
USD	621,272	KRW	631,057	10/1/2018	DUB	—	(9,785)	(9,785)
USD	621,079	KRW	631,057	10/1/2018	DUB	—	(9,978)	(9,978)
USD	487,996	TWD	491,272	10/1/2018	DUB	—	(3,276)	(3,276)
USD	447,069	KRW	450,755	10/1/2018	DUB	—	(3,686)	(3,686)
USD	445,722	KRW	450,755	10/1/2018	DUB	—	(5,033)	(5,033)
USD	444,595	KRW	450,755	10/1/2018	DUB	—	(6,160)	(6,160)
USD	443,215	KRW	450,755	10/1/2018	DUB	—	(7,540)	(7,540)
USD	445,899	KRW	450,755	10/1/2018	DUB	—	(4,856)	(4,856)
USD	447,175	KRW	450,755	10/1/2018	DUB	—	(3,580)	(3,580)
USD	357,991	KRW	360,604	10/1/2018	DUB	—	(2,613)	(2,613)
USD	354,623	KRW	360,604	10/1/2018	DUB	—	(5,981)	(5,981)
USD	267,349	KRW	270,453	10/1/2018	DUB	—	(3,104)	(3,104)
USD	267,272	KRW	270,453	10/1/2018	DUB	—	(3,181)	(3,181)
USD	265,654	KRW	270,453	10/1/2018	DUB	—	(4,799)	(4,799)
USD	266,548	KRW	270,453	10/1/2018	DUB	—	(3,905)	(3,905)
USD	265,979	KRW	270,453	10/1/2018	DUB	—	(4,474)	(4,474)
USD	266,416	KRW	270,453	10/1/2018	DUB	—	(4,037)	(4,037)
USD	178,263	KRW	180,302	10/1/2018	DUB	—	(2,039)	(2,039)
USD	178,298	KRW	180,302	10/1/2018	DUB	—	(2,004)	(2,004)
USD	178,234	KRW	180,302	10/1/2018	DUB	—	(2,068)	(2,068)
USD	163,345	TWD	163,757	10/1/2018	DUB	—	(412)	(412)
USD	163,302	TWD	163,757	10/1/2018	DUB	—	(455)	(455)
USD	89,595	KRW	90,151	10/1/2018	DUB	—	(556)	(556)
USD	81,617	TWD	81,879	10/1/2018	DUB	—	(262)	(262)
USD	81,609	TWD	81,879	10/1/2018	DUB	—	(270)	(270)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	81,681	TWD	81,879	10/1/2018	DUB	$—	$(198)	$(198)
USD	81,676	TWD	81,879	10/1/2018	DUB	—	(203)	(203)
USD	66,418	KRW	67,613	10/1/2018	DUB	—	(1,195)	(1,195)
INR	34,461	USD	34,358	10/9/2018	DUB	103	—	103
INR	103,383	USD	103,176	10/9/2018	DUB	207	—	207
INR	103,383	USD	102,994	10/9/2018	DUB	389	—	389
USD	940,112	INR	930,448	10/9/2018	DUB	9,664	—	9,664
USD	140,469	INR	137,844	10/9/2018	DUB	2,625	—	2,625
USD	138,213	INR	137,844	10/9/2018	DUB	369	—	369
USD	104,671	INR	103,383	10/9/2018	DUB	1,288	—	1,288
USD	103,782	INR	103,383	10/9/2018	DUB	399	—	399
USD	104,073	INR	103,383	10/9/2018	DUB	690	—	690
USD	103,462	INR	103,383	10/9/2018	DUB	79	—	79
USD	104,619	INR	103,383	10/9/2018	DUB	1,236	—	1,236
USD	69,222	INR	68,922	10/9/2018	DUB	300	—	300
USD	34,627	INR	34,461	10/9/2018	DUB	166	—	166
PHP	92,484	USD	92,408	10/10/2018	DUB	76	—	76
PHP	92,484	USD	92,416	10/10/2018	DUB	68	—	68
PHP	416,177	USD	416,373	10/10/2018	DUB	—	(196)	(196)
USD	4,543,769	PHP	4,531,710	10/10/2018	DUB	12,059	—	12,059
USD	415,090	PHP	416,177	10/10/2018	DUB	—	(1,087)	(1,087)
USD	322,992	PHP	323,694	10/10/2018	DUB	—	(702)	(702)
USD	322,047	PHP	323,694	10/10/2018	DUB	—	(1,647)	(1,647)
USD	276,850	PHP	277,452	10/10/2018	DUB	—	(602)	(602)
USD	276,503	PHP	277,452	10/10/2018	DUB	—	(949)	(949)
USD	276,350	PHP	277,452	10/10/2018	DUB	—	(1,102)	(1,102)
USD	230,594	PHP	231,210	10/10/2018	DUB	—	(616)	(616)
USD	230,670	PHP	231,210	10/10/2018	DUB	—	(540)	(540)
USD	184,230	PHP	184,968	10/10/2018	DUB	—	(738)	(738)
USD	184,536	PHP	184,968	10/10/2018	DUB	—	(432)	(432)
USD	92,374	PHP	92,484	10/10/2018	DUB	—	(110)	(110)
USD	92,256	PHP	92,484	10/10/2018	DUB	—	(228)	(228)
USD	92,393	PHP	92,484	10/10/2018	DUB	—	(91)	(91)
USD	92,550	PHP	92,484	10/10/2018	DUB	66	—	66
USD	92,308	PHP	92,484	10/10/2018	DUB	—	(176)	(176)
USD	46,121	PHP	46,242	10/10/2018	DUB	—	(121)	(121)
USD	8,808,338	PHP	8,824,416	10/22/2018	DUB	—	(16,078)	(16,078)
USD	551,238	PHP	554,414	10/22/2018	DUB	—	(3,176)	(3,176)
USD	368,915	PHP	369,609	10/22/2018	DUB	—	(694)	(694)
USD	8,575,152	INR	8,597,019	10/26/2018	DUB	—	(21,867)	(21,867)
USD	7,844,078	INR	7,874,870	10/26/2018	DUB	—	(30,792)	(30,792)
TWD	82,037	USD	81,753	11/1/2018	DUB	284	—	284
KRW	90,206	USD	89,654	11/1/2018	DUB	552	—	552
KRW	90,206	USD	89,581	11/1/2018	DUB	625	—	625
TWD	164,074	USD	163,430	11/1/2018	DUB	644	—	644
TWD	164,074	USD	163,441	11/1/2018	DUB	633	—	633
TWD	164,074	USD	163,361	11/1/2018	DUB	713	—	713
TWD	164,074	USD	163,516	11/1/2018	DUB	558	—	558
KRW	180,412	USD	179,161	11/1/2018	DUB	1,251	—	1,251
KRW	180,412	USD	179,432	11/1/2018	DUB	980	—	980
KRW	180,412	USD	179,373	11/1/2018	DUB	1,039	—	1,039
KRW	180,412	USD	179,459	11/1/2018	DUB	953	—	953
TWD	246,111	USD	245,130	11/1/2018	DUB	981	—	981
KRW	270,619	USD	269,126	11/1/2018	DUB	1,493	—	1,493

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	270,619	USD	268,943	11/1/2018	DUB	$1,676	$—	$1,676
KRW	270,619	USD	269,971	11/1/2018	DUB	648	—	648
TWD	328,149	USD	327,110	11/1/2018	DUB	1,039	—	1,039
TWD	328,149	USD	328,580	11/1/2018	DUB	—	(431)	(431)
KRW	360,825	USD	358,650	11/1/2018	DUB	2,175	—	2,175
KRW	360,825	USD	358,818	11/1/2018	DUB	2,007	—	2,007
KRW	360,825	USD	358,603	11/1/2018	DUB	2,222	—	2,222
TWD	410,186	USD	410,347	11/1/2018	DUB	—	(161)	(161)
TWD	410,186	USD	408,705	11/1/2018	DUB	1,481	—	1,481
KRW	451,031	USD	448,053	11/1/2018	DUB	2,978	—	2,978
KRW	451,031	USD	448,547	11/1/2018	DUB	2,484	—	2,484
TWD	492,223	USD	490,244	11/1/2018	DUB	1,979	—	1,979
KRW	496,134	USD	494,924	11/1/2018	DUB	1,210	—	1,210
KRW	811,856	USD	811,996	11/1/2018	DUB	—	(140)	(140)
KRW	1,082,475	USD	1,083,033	11/1/2018	DUB	—	(558)	(558)
KRW	1,082,475	USD	1,082,857	11/1/2018	DUB	—	(382)	(382)
TWD	1,148,520	USD	1,148,671	11/1/2018	DUB	—	(151)	(151)
KRW	1,202,750	USD	1,200,953	11/1/2018	DUB	1,797	—	1,797
TWD	1,230,557	USD	1,230,516	11/1/2018	DUB	41	—	41
TWD	1,230,557	USD	1,232,093	11/1/2018	DUB	—	(1,536)	(1,536)
TWD	1,230,557	USD	1,232,255	11/1/2018	DUB	—	(1,698)	(1,698)
TWD	1,394,632	USD	1,395,135	11/1/2018	DUB	—	(503)	(503)
KRW	1,578,609	USD	1,574,605	11/1/2018	DUB	4,004	—	4,004
KRW	1,804,125	USD	1,804,403	11/1/2018	DUB	—	(278)	(278)
KRW	1,804,125	USD	1,797,511	11/1/2018	DUB	6,614	—	6,614
KRW	2,074,743	USD	2,072,184	11/1/2018	DUB	2,559	—	2,559
KRW	2,164,950	USD	2,160,178	11/1/2018	DUB	4,772	—	4,772
KRW	2,405,499	USD	2,401,774	11/1/2018	DUB	3,725	—	3,725
KRW	2,886,599	USD	2,888,477	11/1/2018	DUB	—	(1,878)	(1,878)
KRW	2,886,599	USD	2,883,090	11/1/2018	DUB	3,509	—	3,509
KRW	3,698,455	USD	3,693,261	11/1/2018	DUB	5,194	—	5,194
USD	27,780,267	KRW	27,963,932	11/1/2018	DUB	—	(183,665)	(183,665)
USD	26,821,876	KRW	27,061,869	11/1/2018	DUB	—	(239,993)	(239,993)
USD	26,465,399	TWD	26,580,039	11/1/2018	DUB	—	(114,640)	(114,640)
BRL	24,761	USD	24,586	10/2/2018	HUS	175	—	175
BRL	24,761	USD	24,553	10/2/2018	HUS	208	—	208
BRL	24,761	USD	24,201	10/2/2018	HUS	560	—	560
BRL	24,761	USD	24,215	10/2/2018	HUS	546	—	546
BRL	24,761	USD	24,178	10/2/2018	HUS	583	—	583
BRL	24,761	USD	24,630	10/2/2018	HUS	131	—	131
BRL	24,761	USD	24,618	10/2/2018	HUS	143	—	143
BRL	24,761	USD	24,657	10/2/2018	HUS	104	—	104
BRL	24,761	USD	24,342	10/2/2018	HUS	419	—	419
BRL	24,761	USD	24,344	10/2/2018	HUS	417	—	417
BRL	24,761	USD	24,338	10/2/2018	HUS	423	—	423
BRL	24,761	USD	24,586	10/2/2018	HUS	175	—	175
BRL	24,761	USD	24,606	10/2/2018	HUS	155	—	155
BRL	24,761	USD	24,618	10/2/2018	HUS	143	—	143
BRL	24,761	USD	24,198	10/2/2018	HUS	563	—	563
BRL	49,523	USD	49,114	10/2/2018	HUS	409	—	409
BRL	49,523	USD	49,117	10/2/2018	HUS	406	—	406
BRL	49,523	USD	49,133	10/2/2018	HUS	390	—	390
BRL	49,523	USD	49,220	10/2/2018	HUS	303	—	303
BRL	49,523	USD	48,402	10/2/2018	HUS	1,121	—	1,121

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	49,523	USD	49,331	10/2/2018	HUS	$192	$—	$192
BRL	49,523	USD	49,349	10/2/2018	HUS	174	—	174
BRL	49,523	USD	49,197	10/2/2018	HUS	326	—	326
BRL	49,523	USD	49,230	10/2/2018	HUS	293	—	293
BRL	49,523	USD	48,360	10/2/2018	HUS	1,163	—	1,163
BRL	74,284	USD	73,360	10/2/2018	HUS	924	—	924
BRL	74,284	USD	73,847	10/2/2018	HUS	437	—	437
BRL	74,284	USD	73,853	10/2/2018	HUS	431	—	431
BRL	99,045	USD	97,749	10/2/2018	HUS	1,296	—	1,296
BRL	123,807	USD	120,013	10/2/2018	HUS	3,794	—	3,794
BRL	123,807	USD	119,890	10/2/2018	HUS	3,917	—	3,917
BRL	148,568	USD	143,967	10/2/2018	HUS	4,601	—	4,601
BRL	173,330	USD	170,845	10/2/2018	HUS	2,485	—	2,485
BRL	173,330	USD	171,032	10/2/2018	HUS	2,298	—	2,298
BRL	248,769	USD	245,963	10/2/2018	HUS	2,806	—	2,806
BRL	392,858	USD	388,215	10/2/2018	HUS	4,643	—	4,643
BRL	392,858	USD	388,476	10/2/2018	HUS	4,382	—	4,382
BRL	392,858	USD	387,821	10/2/2018	HUS	5,037	—	5,037
BRL	436,509	USD	431,277	10/2/2018	HUS	5,232	—	5,232
BRL	480,160	USD	473,858	10/2/2018	HUS	6,302	—	6,302
BRL	480,160	USD	474,805	10/2/2018	HUS	5,355	—	5,355
BRL	621,923	USD	615,499	10/2/2018	HUS	6,424	—	6,424
BRL	627,635	USD	621,167	10/2/2018	HUS	6,468	—	6,468
BRL	650,051	USD	643,620	10/2/2018	HUS	6,431	—	6,431
BRL	653,019	USD	646,543	10/2/2018	HUS	6,476	—	6,476
BRL	697,032	USD	689,909	10/2/2018	HUS	7,123	—	7,123
BRL	698,415	USD	689,849	10/2/2018	HUS	8,566	—	8,566
BRL	715,211	USD	707,234	10/2/2018	HUS	7,977	—	7,977
BRL	742,841	USD	737,300	10/2/2018	HUS	5,541	—	5,541
BRL	785,716	USD	777,353	10/2/2018	HUS	8,363	—	8,363
BRL	792,364	USD	784,686	10/2/2018	HUS	7,678	—	7,678
BRL	870,692	USD	861,572	10/2/2018	HUS	9,120	—	9,120
BRL	1,134,924	USD	1,122,404	10/2/2018	HUS	12,520	—	12,520
BRL	1,309,527	USD	1,297,202	10/2/2018	HUS	12,325	—	12,325
BRL	32,660,237	USD	32,596,071	10/2/2018	HUS	64,166	—	64,166
USD	23,568,172	BRL	23,770,908	10/2/2018	HUS	—	(202,736)	(202,736)
USD	2,073,446	BRL	2,030,432	10/2/2018	HUS	43,014	—	43,014
USD	1,387,231	BRL	1,337,114	10/2/2018	HUS	50,117	—	50,117
USD	1,351,744	BRL	1,324,733	10/2/2018	HUS	27,011	—	27,011
USD	1,244,551	BRL	1,219,021	10/2/2018	HUS	25,530	—	25,530
USD	1,034,513	BRL	1,013,311	10/2/2018	HUS	21,202	—	21,202
USD	1,019,209	BRL	996,645	10/2/2018	HUS	22,564	—	22,564
USD	990,802	BRL	971,883	10/2/2018	HUS	18,919	—	18,919
USD	886,861	BRL	868,553	10/2/2018	HUS	18,308	—	18,308
USD	803,899	BRL	786,173	10/2/2018	HUS	17,726	—	17,726
USD	777,993	BRL	761,888	10/2/2018	HUS	16,105	—	16,105
USD	756,663	BRL	742,841	10/2/2018	HUS	13,822	—	13,822
USD	724,748	BRL	705,699	10/2/2018	HUS	19,049	—	19,049
USD	723,644	BRL	705,699	10/2/2018	HUS	17,945	—	17,945
USD	657,015	BRL	643,795	10/2/2018	HUS	13,220	—	13,220
USD	625,094	BRL	619,034	10/2/2018	HUS	6,060	—	6,060
USD	593,629	BRL	581,892	10/2/2018	HUS	11,737	—	11,737
USD	562,245	BRL	569,511	10/2/2018	HUS	—	(7,266)	(7,266)
USD	443,286	BRL	458,085	10/2/2018	HUS	—	(14,799)	(14,799)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	371,339	BRL	383,801	10/2/2018	HUS	$—	$(12,462)	$(12,462)
USD	175,272	BRL	173,330	10/2/2018	HUS	1,942	—	1,942
USD	175,351	BRL	173,330	10/2/2018	HUS	2,021	—	2,021
USD	146,434	BRL	148,568	10/2/2018	HUS	—	(2,134)	(2,134)
USD	146,880	BRL	148,568	10/2/2018	HUS	—	(1,688)	(1,688)
USD	153,014	BRL	148,568	10/2/2018	HUS	4,446	—	4,446
USD	153,196	BRL	148,568	10/2/2018	HUS	4,628	—	4,628
USD	149,994	BRL	148,568	10/2/2018	HUS	1,426	—	1,426
USD	149,985	BRL	148,568	10/2/2018	HUS	1,417	—	1,417
USD	145,048	BRL	142,378	10/2/2018	HUS	2,670	—	2,670
USD	121,887	BRL	123,807	10/2/2018	HUS	—	(1,920)	(1,920)
USD	121,993	BRL	123,807	10/2/2018	HUS	—	(1,814)	(1,814)
USD	121,853	BRL	123,807	10/2/2018	HUS	—	(1,954)	(1,954)
USD	122,060	BRL	123,807	10/2/2018	HUS	—	(1,747)	(1,747)
USD	121,763	BRL	123,807	10/2/2018	HUS	—	(2,044)	(2,044)
USD	119,492	BRL	123,807	10/2/2018	HUS	—	(4,315)	(4,315)
USD	119,487	BRL	123,807	10/2/2018	HUS	—	(4,320)	(4,320)
USD	128,429	BRL	123,807	10/2/2018	HUS	4,622	—	4,622
USD	127,455	BRL	123,807	10/2/2018	HUS	3,648	—	3,648
USD	124,960	BRL	123,807	10/2/2018	HUS	1,153	—	1,153
USD	100,140	BRL	99,045	10/2/2018	HUS	1,095	—	1,095
USD	100,193	BRL	99,045	10/2/2018	HUS	1,148	—	1,148
USD	97,569	BRL	99,045	10/2/2018	HUS	—	(1,476)	(1,476)
USD	97,483	BRL	99,045	10/2/2018	HUS	—	(1,562)	(1,562)
USD	97,552	BRL	99,045	10/2/2018	HUS	—	(1,493)	(1,493)
USD	95,909	BRL	99,045	10/2/2018	HUS	—	(3,136)	(3,136)
USD	102,622	BRL	99,045	10/2/2018	HUS	3,577	—	3,577
USD	97,564	BRL	99,045	10/2/2018	HUS	—	(1,481)	(1,481)
USD	97,435	BRL	99,045	10/2/2018	HUS	—	(1,610)	(1,610)
USD	97,415	BRL	99,045	10/2/2018	HUS	—	(1,630)	(1,630)
USD	97,421	BRL	99,045	10/2/2018	HUS	—	(1,624)	(1,624)
USD	97,411	BRL	99,045	10/2/2018	HUS	—	(1,634)	(1,634)
USD	97,597	BRL	99,045	10/2/2018	HUS	—	(1,448)	(1,448)
USD	97,582	BRL	99,045	10/2/2018	HUS	—	(1,463)	(1,463)
USD	97,943	BRL	99,045	10/2/2018	HUS	—	(1,102)	(1,102)
USD	96,297	BRL	99,045	10/2/2018	HUS	—	(2,748)	(2,748)
USD	102,703	BRL	99,045	10/2/2018	HUS	3,658	—	3,658
USD	74,860	BRL	74,284	10/2/2018	HUS	576	—	576
USD	74,871	BRL	74,284	10/2/2018	HUS	587	—	587
USD	73,111	BRL	74,284	10/2/2018	HUS	—	(1,173)	(1,173)
USD	73,147	BRL	74,284	10/2/2018	HUS	—	(1,137)	(1,137)
USD	73,207	BRL	74,284	10/2/2018	HUS	—	(1,077)	(1,077)
USD	71,876	BRL	74,284	10/2/2018	HUS	—	(2,408)	(2,408)
USD	72,329	BRL	74,284	10/2/2018	HUS	—	(1,955)	(1,955)
USD	76,974	BRL	74,284	10/2/2018	HUS	2,690	—	2,690
USD	73,069	BRL	74,284	10/2/2018	HUS	—	(1,215)	(1,215)
USD	73,121	BRL	74,284	10/2/2018	HUS	—	(1,163)	(1,163)
USD	73,187	BRL	74,284	10/2/2018	HUS	—	(1,097)	(1,097)
USD	73,200	BRL	74,284	10/2/2018	HUS	—	(1,084)	(1,084)
USD	72,674	BRL	74,284	10/2/2018	HUS	—	(1,610)	(1,610)
USD	72,668	BRL	74,284	10/2/2018	HUS	—	(1,616)	(1,616)
USD	72,254	BRL	74,284	10/2/2018	HUS	—	(2,030)	(2,030)
USD	75,141	BRL	74,284	10/2/2018	HUS	857	—	857
USD	75,116	BRL	74,284	10/2/2018	HUS	832	—	832

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	71,690	BRL	74,284	10/2/2018	HUS	$—	$(2,594)	$(2,594)
USD	71,817	BRL	74,284	10/2/2018	HUS	—	(2,467)	(2,467)
USD	71,652	BRL	74,284	10/2/2018	HUS	—	(2,632)	(2,632)
USD	49,903	BRL	49,523	10/2/2018	HUS	380	—	380
USD	49,907	BRL	49,523	10/2/2018	HUS	384	—	384
USD	48,770	BRL	49,523	10/2/2018	HUS	—	(753)	(753)
USD	48,735	BRL	49,523	10/2/2018	HUS	—	(788)	(788)
USD	48,745	BRL	49,523	10/2/2018	HUS	—	(778)	(778)
USD	47,947	BRL	49,523	10/2/2018	HUS	—	(1,576)	(1,576)
USD	47,975	BRL	49,523	10/2/2018	HUS	—	(1,548)	(1,548)
USD	48,138	BRL	49,523	10/2/2018	HUS	—	(1,385)	(1,385)
USD	51,131	BRL	49,523	10/2/2018	HUS	1,608	—	1,608
USD	51,336	BRL	49,523	10/2/2018	HUS	1,813	—	1,813
USD	51,308	BRL	49,523	10/2/2018	HUS	1,785	—	1,785
USD	51,324	BRL	49,523	10/2/2018	HUS	1,801	—	1,801
USD	48,743	BRL	49,523	10/2/2018	HUS	—	(780)	(780)
USD	48,958	BRL	49,523	10/2/2018	HUS	—	(565)	(565)
USD	48,794	BRL	49,523	10/2/2018	HUS	—	(729)	(729)
USD	49,082	BRL	49,523	10/2/2018	HUS	—	(441)	(441)
USD	48,956	BRL	49,523	10/2/2018	HUS	—	(567)	(567)
USD	51,335	BRL	49,523	10/2/2018	HUS	1,812	—	1,812
USD	49,925	BRL	49,523	10/2/2018	HUS	402	—	402
USD	47,937	BRL	49,523	10/2/2018	HUS	—	(1,586)	(1,586)
USD	47,767	BRL	49,523	10/2/2018	HUS	—	(1,756)	(1,756)
USD	24,953	BRL	24,761	10/2/2018	HUS	192	—	192
USD	24,382	BRL	24,761	10/2/2018	HUS	—	(379)	(379)
USD	24,155	BRL	24,761	10/2/2018	HUS	—	(606)	(606)
USD	24,359	BRL	24,761	10/2/2018	HUS	—	(402)	(402)
USD	24,577	BRL	24,761	10/2/2018	HUS	—	(184)	(184)
USD	24,587	BRL	24,761	10/2/2018	HUS	—	(174)	(174)
USD	24,481	BRL	24,761	10/2/2018	HUS	—	(280)	(280)
USD	24,538	BRL	24,761	10/2/2018	HUS	—	(223)	(223)
USD	25,685	BRL	24,761	10/2/2018	HUS	924	—	924
USD	25,687	BRL	24,761	10/2/2018	HUS	926	—	926
USD	25,685	BRL	24,761	10/2/2018	HUS	924	—	924
USD	25,003	BRL	24,761	10/2/2018	HUS	242	—	242
USD	23,949	BRL	24,761	10/2/2018	HUS	—	(812)	(812)
USD	23,949	BRL	24,761	10/2/2018	HUS	—	(812)	(812)
USD	23,936	BRL	24,761	10/2/2018	HUS	—	(825)	(825)
USD	23,932	BRL	24,761	10/2/2018	HUS	—	(829)	(829)
CLP	380,141	USD	376,585	10/11/2018	HUS	3,556	—	3,556
CLP	380,141	USD	379,104	10/11/2018	HUS	1,037	—	1,037
CLP	380,141	USD	381,350	10/11/2018	HUS	—	(1,209)	(1,209)
CLP	456,169	USD	451,882	10/11/2018	HUS	4,287	—	4,287
CLP	456,169	USD	452,182	10/11/2018	HUS	3,987	—	3,987
CLP	532,197	USD	527,768	10/11/2018	HUS	4,429	—	4,429
CLP	532,197	USD	531,317	10/11/2018	HUS	880	—	880
CLP	608,226	USD	603,382	10/11/2018	HUS	4,844	—	4,844
CLP	684,254	USD	682,284	10/11/2018	HUS	1,970	—	1,970
CLP	836,310	USD	834,003	10/11/2018	HUS	2,307	—	2,307
CLP	988,367	USD	979,506	10/11/2018	HUS	8,861	—	8,861
CLP	988,367	USD	985,237	10/11/2018	HUS	3,130	—	3,130
USD	7,899,984	CLP	7,830,904	10/11/2018	HUS	69,080	—	69,080
USD	602,446	CLP	608,226	10/11/2018	HUS	—	(5,780)	(5,780)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	607,054	CLP	608,226	10/11/2018	HUS	$—	$(1,172)	$(1,172)
USD	525,991	CLP	532,197	10/11/2018	HUS	—	(6,206)	(6,206)
USD	466,720	CLP	456,169	10/11/2018	HUS	10,551	—	10,551
USD	455,449	CLP	456,169	10/11/2018	HUS	—	(720)	(720)
USD	451,855	CLP	456,169	10/11/2018	HUS	—	(4,314)	(4,314)
USD	376,364	CLP	380,141	10/11/2018	HUS	—	(3,777)	(3,777)
USD	354,138	CLP	351,374	10/11/2018	HUS	2,764	—	2,764
USD	302,618	CLP	304,113	10/11/2018	HUS	—	(1,495)	(1,495)
USD	303,012	CLP	304,113	10/11/2018	HUS	—	(1,101)	(1,101)
USD	242,334	CLP	240,414	10/11/2018	HUS	1,920	—	1,920
USD	224,868	CLP	228,085	10/11/2018	HUS	—	(3,217)	(3,217)
USD	223,331	CLP	228,085	10/11/2018	HUS	—	(4,754)	(4,754)
USD	149,464	CLP	152,056	10/11/2018	HUS	—	(2,592)	(2,592)
USD	149,149	CLP	152,056	10/11/2018	HUS	—	(2,907)	(2,907)
USD	151,623	CLP	152,056	10/11/2018	HUS	—	(433)	(433)
USD	152,055	CLP	152,056	10/11/2018	HUS	—	(1)	(1)
USD	151,894	CLP	152,056	10/11/2018	HUS	—	(162)	(162)
USD	151,632	CLP	152,056	10/11/2018	HUS	—	(424)	(424)
USD	151,959	CLP	152,056	10/11/2018	HUS	—	(97)	(97)
USD	151,439	CLP	152,056	10/11/2018	HUS	—	(617)	(617)
USD	151,428	CLP	152,056	10/11/2018	HUS	—	(628)	(628)
USD	93,191	CLP	92,467	10/11/2018	HUS	724	—	724
USD	74,837	CLP	76,028	10/11/2018	HUS	—	(1,191)	(1,191)
USD	74,380	CLP	76,028	10/11/2018	HUS	—	(1,648)	(1,648)
USD	74,701	CLP	76,028	10/11/2018	HUS	—	(1,327)	(1,327)
USD	74,747	CLP	76,028	10/11/2018	HUS	—	(1,281)	(1,281)
USD	74,416	CLP	76,028	10/11/2018	HUS	—	(1,612)	(1,612)
USD	75,679	CLP	76,028	10/11/2018	HUS	—	(349)	(349)
USD	75,517	CLP	76,028	10/11/2018	HUS	—	(511)	(511)
CNY	72,667	USD	73,064	10/12/2018	HUS	—	(397)	(397)
CNY	72,667	USD	72,982	10/12/2018	HUS	—	(315)	(315)
CNY	72,667	USD	72,895	10/12/2018	HUS	—	(228)	(228)
CNY	72,667	USD	72,534	10/12/2018	HUS	133	—	133
CNY	145,335	USD	145,905	10/12/2018	HUS	—	(570)	(570)
CNY	145,335	USD	145,954	10/12/2018	HUS	—	(619)	(619)
CNY	145,335	USD	146,680	10/12/2018	HUS	—	(1,345)	(1,345)
CNY	145,335	USD	145,947	10/12/2018	HUS	—	(612)	(612)
CNY	145,335	USD	145,678	10/12/2018	HUS	—	(343)	(343)
CNY	145,335	USD	146,035	10/12/2018	HUS	—	(700)	(700)
CNY	145,335	USD	145,849	10/12/2018	HUS	—	(514)	(514)
CNY	145,335	USD	145,883	10/12/2018	HUS	—	(548)	(548)
CNY	145,335	USD	146,117	10/12/2018	HUS	—	(782)	(782)
CNY	145,335	USD	146,137	10/12/2018	HUS	—	(802)	(802)
CNY	145,335	USD	146,011	10/12/2018	HUS	—	(676)	(676)
CNY	145,335	USD	145,535	10/12/2018	HUS	—	(200)	(200)
CNY	145,335	USD	145,277	10/12/2018	HUS	58	—	58
CNY	145,335	USD	145,903	10/12/2018	HUS	—	(568)	(568)
CNY	145,335	USD	145,935	10/12/2018	HUS	—	(600)	(600)
CNY	218,002	USD	219,305	10/12/2018	HUS	—	(1,303)	(1,303)
CNY	218,002	USD	218,611	10/12/2018	HUS	—	(609)	(609)
CNY	218,002	USD	218,994	10/12/2018	HUS	—	(992)	(992)
CNY	218,002	USD	219,234	10/12/2018	HUS	—	(1,232)	(1,232)
CNY	290,669	USD	291,758	10/12/2018	HUS	—	(1,089)	(1,089)
CNY	363,337	USD	363,304	10/12/2018	HUS	33	—	33

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CNY	363,337	USD	365,940	10/12/2018	HUS	$—	$(2,603)	$(2,603)
CNY	363,337	USD	364,771	10/12/2018	HUS	—	(1,434)	(1,434)
USD	8,338,167	CNY	8,356,743	10/12/2018	HUS	—	(18,576)	(18,576)
USD	73,024	CNY	72,667	10/12/2018	HUS	357	—	357
COP	67,512	USD	69,647	10/18/2018	HUS	—	(2,135)	(2,135)
COP	67,512	USD	69,012	10/18/2018	HUS	—	(1,500)	(1,500)
COP	67,512	USD	69,058	10/18/2018	HUS	—	(1,546)	(1,546)
COP	67,512	USD	69,095	10/18/2018	HUS	—	(1,583)	(1,583)
COP	67,512	USD	68,968	10/18/2018	HUS	—	(1,456)	(1,456)
COP	67,512	USD	69,037	10/18/2018	HUS	—	(1,525)	(1,525)
COP	67,512	USD	69,164	10/18/2018	HUS	—	(1,652)	(1,652)
COP	67,512	USD	69,335	10/18/2018	HUS	—	(1,823)	(1,823)
COP	67,512	USD	68,766	10/18/2018	HUS	—	(1,254)	(1,254)
COP	67,512	USD	67,547	10/18/2018	HUS	—	(35)	(35)
COP	135,024	USD	138,825	10/18/2018	HUS	—	(3,801)	(3,801)
COP	135,024	USD	139,619	10/18/2018	HUS	—	(4,595)	(4,595)
COP	135,024	USD	138,718	10/18/2018	HUS	—	(3,694)	(3,694)
COP	135,024	USD	138,215	10/18/2018	HUS	—	(3,191)	(3,191)
COP	135,024	USD	135,856	10/18/2018	HUS	—	(832)	(832)
COP	135,024	USD	136,209	10/18/2018	HUS	—	(1,185)	(1,185)
COP	135,024	USD	136,096	10/18/2018	HUS	—	(1,072)	(1,072)
COP	135,024	USD	136,069	10/18/2018	HUS	—	(1,045)	(1,045)
COP	202,535	USD	204,126	10/18/2018	HUS	—	(1,591)	(1,591)
USD	335,327	COP	337,559	10/18/2018	HUS	—	(2,232)	(2,232)
USD	271,536	COP	270,047	10/18/2018	HUS	1,489	—	1,489
USD	268,120	COP	270,047	10/18/2018	HUS	—	(1,927)	(1,927)
USD	268,927	COP	270,047	10/18/2018	HUS	—	(1,120)	(1,120)
USD	268,739	COP	270,047	10/18/2018	HUS	—	(1,308)	(1,308)
USD	265,058	COP	270,047	10/18/2018	HUS	—	(4,989)	(4,989)
USD	199,212	COP	202,536	10/18/2018	HUS	—	(3,324)	(3,324)
USD	200,014	COP	202,536	10/18/2018	HUS	—	(2,522)	(2,522)
USD	199,217	COP	202,536	10/18/2018	HUS	—	(3,319)	(3,319)
USD	196,137	COP	202,536	10/18/2018	HUS	—	(6,399)	(6,399)
USD	135,468	COP	135,024	10/18/2018	HUS	444	—	444
USD	135,596	COP	135,024	10/18/2018	HUS	572	—	572
USD	130,929	COP	135,024	10/18/2018	HUS	—	(4,095)	(4,095)
USD	130,877	COP	135,024	10/18/2018	HUS	—	(4,147)	(4,147)
USD	130,768	COP	135,024	10/18/2018	HUS	—	(4,256)	(4,256)
USD	132,061	COP	135,024	10/18/2018	HUS	—	(2,963)	(2,963)
USD	66,065	COP	67,512	10/18/2018	HUS	—	(1,447)	(1,447)
USD	65,768	COP	67,512	10/18/2018	HUS	—	(1,744)	(1,744)
USD	66,093	COP	67,512	10/18/2018	HUS	—	(1,419)	(1,419)
USD	66,123	COP	67,512	10/18/2018	HUS	—	(1,389)	(1,389)
USD	65,896	COP	67,512	10/18/2018	HUS	—	(1,616)	(1,616)
USD	66,085	COP	67,512	10/18/2018	HUS	—	(1,427)	(1,427)
USD	65,873	COP	67,512	10/18/2018	HUS	—	(1,639)	(1,639)
BRL	24,703	USD	24,552	11/5/2018	HUS	151	—	151
BRL	24,703	USD	25,093	11/5/2018	HUS	—	(390)	(390)
BRL	24,703	USD	24,931	11/5/2018	HUS	—	(228)	(228)
BRL	24,703	USD	24,948	11/5/2018	HUS	—	(245)	(245)
BRL	24,703	USD	24,949	11/5/2018	HUS	—	(246)	(246)
BRL	24,703	USD	24,543	11/5/2018	HUS	160	—	160
BRL	49,406	USD	49,102	11/5/2018	HUS	304	—	304
BRL	49,406	USD	49,255	11/5/2018	HUS	151	—	151

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	49,406	USD	50,037	11/5/2018	HUS	$—	$(631)	$(631)
BRL	49,406	USD	49,986	11/5/2018	HUS	—	(580)	(580)
BRL	49,406	USD	50,004	11/5/2018	HUS	—	(598)	(598)
BRL	49,406	USD	49,258	11/5/2018	HUS	148	—	148
BRL	49,406	USD	49,984	11/5/2018	HUS	—	(578)	(578)
BRL	49,406	USD	49,976	11/5/2018	HUS	—	(570)	(570)
BRL	49,406	USD	49,027	11/5/2018	HUS	379	—	379
BRL	49,406	USD	49,090	11/5/2018	HUS	316	—	316
BRL	74,110	USD	73,699	11/5/2018	HUS	411	—	411
BRL	74,110	USD	74,029	11/5/2018	HUS	81	—	81
BRL	74,110	USD	74,841	11/5/2018	HUS	—	(731)	(731)
BRL	74,110	USD	74,966	11/5/2018	HUS	—	(856)	(856)
BRL	74,110	USD	74,966	11/5/2018	HUS	—	(856)	(856)
BRL	74,110	USD	75,255	11/5/2018	HUS	—	(1,145)	(1,145)
BRL	74,110	USD	75,126	11/5/2018	HUS	—	(1,016)	(1,016)
BRL	74,110	USD	73,441	11/5/2018	HUS	669	—	669
BRL	74,110	USD	73,476	11/5/2018	HUS	634	—	634
BRL	74,110	USD	73,630	11/5/2018	HUS	480	—	480
BRL	74,110	USD	73,643	11/5/2018	HUS	467	—	467
BRL	98,813	USD	98,700	11/5/2018	HUS	113	—	113
BRL	98,813	USD	98,265	11/5/2018	HUS	548	—	548
BRL	98,813	USD	98,700	11/5/2018	HUS	113	—	113
BRL	98,813	USD	98,729	11/5/2018	HUS	84	—	84
BRL	98,813	USD	99,701	11/5/2018	HUS	—	(888)	(888)
BRL	98,813	USD	100,065	11/5/2018	HUS	—	(1,252)	(1,252)
BRL	98,813	USD	98,517	11/5/2018	HUS	296	—	296
BRL	98,813	USD	99,999	11/5/2018	HUS	—	(1,186)	(1,186)
BRL	123,516	USD	123,371	11/5/2018	HUS	145	—	145
BRL	123,516	USD	124,657	11/5/2018	HUS	—	(1,141)	(1,141)
BRL	123,516	USD	123,177	11/5/2018	HUS	339	—	339
BRL	123,516	USD	125,134	11/5/2018	HUS	—	(1,618)	(1,618)
BRL	148,219	USD	147,608	11/5/2018	HUS	611	—	611
BRL	148,219	USD	148,743	11/5/2018	HUS	—	(524)	(524)
BRL	148,219	USD	148,757	11/5/2018	HUS	—	(538)	(538)
BRL	172,923	USD	171,965	11/5/2018	HUS	958	—	958
BRL	172,923	USD	172,708	11/5/2018	HUS	215	—	215
BRL	172,923	USD	172,708	11/5/2018	HUS	215	—	215
BRL	172,923	USD	173,495	11/5/2018	HUS	—	(572)	(572)
BRL	444,659	USD	442,814	11/5/2018	HUS	1,845	—	1,845
BRL	518,768	USD	514,711	11/5/2018	HUS	4,057	—	4,057
BRL	1,012,833	USD	1,009,926	11/5/2018	HUS	2,907	—	2,907
USD	32,506,901	BRL	32,583,590	11/5/2018	HUS	—	(76,689)	(76,689)
USD	24,293	BRL	24,703	11/5/2018	HUS	—	(410)	(410)
USD	19,668,784	CLP	19,931,208	11/13/2018	HUS	—	(262,424)	(262,424)
USD	374,718	CLP	380,367	11/13/2018	HUS	—	(5,649)	(5,649)
USD	65,826	COP	67,456	11/26/2018	HUS	—	(1,630)	(1,630)
USD	66,276	COP	67,456	11/26/2018	HUS	—	(1,180)	(1,180)
USD	14,062,460	HKD	14,090,487	10/18/2018	RBS	—	(28,027)	(28,027)
PEN	75,612	USD	76,199	10/22/2018	RBS	—	(587)	(587)
PEN	75,612	USD	76,203	10/22/2018	RBS	—	(591)	(591)
PEN	75,612	USD	76,254	10/22/2018	RBS	—	(642)	(642)
PEN	75,612	USD	76,266	10/22/2018	RBS	—	(654)	(654)
PEN	75,612	USD	76,144	10/22/2018	RBS	—	(532)	(532)
PEN	75,612	USD	76,141	10/22/2018	RBS	—	(529)	(529)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PEN	75,612	USD	76,173	10/22/2018	RBS	$—	$(561)	$(561)
PEN	75,612	USD	76,296	10/22/2018	RBS	—	(684)	(684)
PEN	75,612	USD	76,284	10/22/2018	RBS	—	(672)	(672)
PEN	75,612	USD	76,296	10/22/2018	RBS	—	(684)	(684)
PEN	75,612	USD	76,292	10/22/2018	RBS	—	(680)	(680)
PEN	75,612	USD	76,287	10/22/2018	RBS	—	(675)	(675)
PEN	75,612	USD	76,273	10/22/2018	RBS	—	(661)	(661)
PEN	151,225	USD	152,528	10/22/2018	RBS	—	(1,303)	(1,303)
PEN	151,225	USD	152,628	10/22/2018	RBS	—	(1,403)	(1,403)
PEN	151,225	USD	152,635	10/22/2018	RBS	—	(1,410)	(1,410)
PEN	151,225	USD	152,635	10/22/2018	RBS	—	(1,410)	(1,410)
PEN	151,225	USD	152,240	10/22/2018	RBS	—	(1,015)	(1,015)
PEN	151,225	USD	152,370	10/22/2018	RBS	—	(1,145)	(1,145)
PEN	151,225	USD	152,319	10/22/2018	RBS	—	(1,094)	(1,094)
PEN	151,225	USD	152,430	10/22/2018	RBS	—	(1,205)	(1,205)
PEN	151,225	USD	152,365	10/22/2018	RBS	—	(1,140)	(1,140)
PEN	226,837	USD	228,359	10/22/2018	RBS	—	(1,522)	(1,522)
PEN	226,837	USD	229,001	10/22/2018	RBS	—	(2,164)	(2,164)
PEN	226,837	USD	228,680	10/22/2018	RBS	—	(1,843)	(1,843)
PEN	226,837	USD	228,457	10/22/2018	RBS	—	(1,620)	(1,620)
PEN	226,837	USD	227,886	10/22/2018	RBS	—	(1,049)	(1,049)
PEN	302,449	USD	302,844	10/22/2018	RBS	—	(395)	(395)
PEN	302,449	USD	302,917	10/22/2018	RBS	—	(468)	(468)
PEN	302,449	USD	302,890	10/22/2018	RBS	—	(441)	(441)
PEN	453,674	USD	457,889	10/22/2018	RBS	—	(4,215)	(4,215)
USD	902,364	PEN	907,348	10/22/2018	RBS	—	(4,984)	(4,984)
USD	524,046	PEN	529,286	10/22/2018	RBS	—	(5,240)	(5,240)
USD	523,231	PEN	529,286	10/22/2018	RBS	—	(6,055)	(6,055)
USD	376,099	PEN	378,062	10/22/2018	RBS	—	(1,963)	(1,963)
USD	300,887	PEN	302,449	10/22/2018	RBS	—	(1,562)	(1,562)
USD	301,005	PEN	302,449	10/22/2018	RBS	—	(1,444)	(1,444)
USD	299,860	PEN	302,449	10/22/2018	RBS	—	(2,589)	(2,589)
USD	299,844	PEN	302,449	10/22/2018	RBS	—	(2,605)	(2,605)
USD	224,719	PEN	226,837	10/22/2018	RBS	—	(2,118)	(2,118)
USD	224,609	PEN	226,837	10/22/2018	RBS	—	(2,228)	(2,228)
USD	225,276	PEN	226,837	10/22/2018	RBS	—	(1,561)	(1,561)
USD	225,300	PEN	226,837	10/22/2018	RBS	—	(1,537)	(1,537)
USD	225,376	PEN	226,837	10/22/2018	RBS	—	(1,461)	(1,461)
USD	149,840	PEN	151,225	10/22/2018	RBS	—	(1,385)	(1,385)
PEN	151,084	USD	151,492	11/16/2018	RBS	—	(408)	(408)
PEN	151,084	USD	151,418	11/16/2018	RBS	—	(334)	(334)
PEN	151,084	USD	151,361	11/16/2018	RBS	—	(277)	(277)
PEN	226,627	USD	226,983	11/16/2018	RBS	—	(356)	(356)
PEN	226,627	USD	227,134	11/16/2018	RBS	—	(507)	(507)
PEN	226,627	USD	227,396	11/16/2018	RBS	—	(769)	(769)
PEN	226,627	USD	227,590	11/16/2018	RBS	—	(963)	(963)
PEN	226,627	USD	227,521	11/16/2018	RBS	—	(894)	(894)
PEN	226,627	USD	227,430	11/16/2018	RBS	—	(803)	(803)
PEN	226,627	USD	227,032	11/16/2018	RBS	—	(405)	(405)
PEN	302,169	USD	302,596	11/16/2018	RBS	—	(427)	(427)
PEN	302,169	USD	302,974	11/16/2018	RBS	—	(805)	(805)
PEN	302,169	USD	302,799	11/16/2018	RBS	—	(630)	(630)
USD	2,701,810	PEN	2,719,521	11/16/2018	RBS	—	(17,711)	(17,711)
USD	224,585	PEN	226,627	11/16/2018	RBS	—	(2,042)	(2,042)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PEN	2,715,861	USD	2,714,505	12/20/2018	RBS	$1,356	$—	$1,356
USD	2,985,348	PEN	3,017,623	12/20/2018	RBS	—	(32,275)	(32,275)

						$1,485,668	$(2,237,186)	$(751,518)

*	All Values Denominated in USD.

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank AG
HUS	HSBC Bank (USA)
RBS	Royal Bank of Scotland PLC

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:

CAC40	Euronet Paris - French Stock Market Index
DAX	Deutsche Boerse AG German Stock Index
Euro Stoxx 50	Eurozone Blue-chip Index
FTSE 100	Financial Times Stock Exchange 100 Index
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index
FTSE/MIB	Borsa Italiana - Italian Stock Market Index
Hang Seng	Hong Kong Stock Market Index
IBEX	Bolsa de Madrid - Spanish Stock Market Index
KOSPI	South Korean Stock Market Index
MSCI	Morgan Stanley Capital International
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East
NASDAQ	National Association of Securities Dealers Automated Quotations
Nikkei 225	Nikkei Stock Average
OMXS30	Stockholm Stock Exchange’s leading share index
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index
S&P/TSX	Canadian Equity Market Index
SPI 200	Australian Equity Market Index Future
TOPIX	Tokyo Stock Exchange Tokyo Price Index

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange
LME	London Metal Exchange
SGX	Singapore Stock Exchange

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany
Bund	German Federal Government Bond
Buxl	Long term debt that is issued by the Federal Republic of Germany
EURIBOR	Euro Interbank Offered Rate
GILT	Bank of England Bonds
OZ	Ounce

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2018 (Unaudited)

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
Schatz	Short term debt that is issued by the Federal Republic of Germany
Sugar #11	World Benchmark for raw sugar
ULSD	Ultra-low-sulfur diesel
WTI	West Texas Intermediate

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2018, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments
Investment Companies	$24,816,574	$—	$—	$24,816,574
U.S. Treasury Obligations	—	753,262,236	—	753,262,236

Total Investments in Securities - Assets	$24,816,574	$753,262,236	$—	$778,078,810

Financial Derivative Instruments - Assets
Futures Contracts	$25,149,006	$—	$—	$25,149,006
Forward Foreign Currency Contracts	—	1,485,668	—	1,485,668

Total Financial Derivative Instruments - Assets	$25,149,006	$1,485,668	$—	$26,634,674

Financial Derivative Instruments - Liabilities
Futures Contracts	$(8,374,403)	$—	$—	$(8,374,403)
Forward Foreign Currency Contracts	—	(2,237,186)	—	(2,237,186)

Total Financial Derivative Instruments - Liabilities	$(8,374,403)	$(2,237,186)	$—	$(10,611,589)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Commodities		% of VaR*
Crude Oil	Long	7.12
Gold	Short	2.90
Natural Gas	Long	2.90
RBOB Gasoline	Long	2.64
Silver	Short	2.64

Currencies		% of VaR*
JPY/USD	Short	6.33
AUD/USD	Short	4.22
MXN/USD	Long	3.17
GBP/USD	Short	2.37
BRL/USD	Short	1.85

Equities		% of VaR*
S&p 500 Index	Long	3.43
Nasdaq 100 Index	Long	2.64
Taiwan MSCI Index	Long	2.37
Russell 2000 Index	Long	2.11
Australian SPI 200 Index	Long	1.58

Interest Rate		% of VaR*
U.S. Treasuries	Short	6.60
Eurodollar	Short	2.11
Euribor	Long	1.06
UK Gilts	Short	0.79
German BOBL	Short	0.53

*

Value at Risk (“VaR”) is a measure of the potential loss in value of a portfolio over a defined period for a given confidence interval. A one-day VaR at the 95% confidence level represents that there is a 5% probability that the mark-to-market loss on the portfolio over a one-day horizon will exceed the value (assuming normal markets and no trading in the portfolio).

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.71%
Communication Services - 2.20%
Entertainment - 0.42%
Cinemark Holdings, Inc.	5,357	$215,351

Media - 1.78%
Nexstar Media Group, Inc., Class A	11,170	909,238

Total Communication Services		1,124,589

Consumer Discretionary - 10.17%
Auto Components - 0.95%
LCI Industries	5,877	486,615

Hotels, Restaurants & Leisure - 3.31%
Marriott Vacations Worldwide Corp.	6,047	675,752
Texas Roadhouse, Inc.	14,638	1,014,267

		1,690,019

Household Durables - 0.72%
Flexsteel Industries, Inc.	5,355	159,258
Hooker Furniture Corp.	6,220	210,236

		369,494

Leisure Products - 3.29%
Brunswick Corp.	14,052	941,765
Johnson Outdoors, Inc., Class A	7,940	738,341

		1,680,106

Specialty Retail - 0.56%
Winmark Corp.	1,721	285,686

Textiles, Apparel & Luxury Goods - 1.34%
Columbia Sportswear Co.	3,990	371,349
Superior Group of Cos, Inc.	16,527	314,344

		685,693

Total Consumer Discretionary		5,197,613

Consumer Staples - 6.53%
Food & Staples Retailing - 1.07%
Pricesmart Inc.	6,736	545,279

Food Products - 3.17%
Calavo Growers, Inc.	11,101	1,072,357
J&J Snack Foods Corp.	3,642	549,541

		1,621,898

Personal Products - 2.29%
Inter Parfums, Inc.	18,215	1,173,957

Total Consumer Staples		3,341,134

Energy - 1.06%
Oil, Gas & Consumable Fuels - 1.06%
GasLog Ltd.	27,458	542,295

Financials - 10.69%
Banks - 6.56%
Chemical Financial Corp.	6,626	353,828
First Financial Bancorp	38,019	1,129,164
First Interstate BancSystem, Inc., Class A	22,722	1,017,946
Glacier Bancorp, Inc.	7,774	334,982

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.71% (continued)
Financials - 10.69% (continued)
Banks - 6.56% (continued)
S&T Bancorp, Inc.	11,915	$516,634

		3,352,554

Capital Markets - 2.49%
Evercore, Inc., Class A	12,666	1,273,566

Insurance - 1.64%
Horace Mann Educators Corp.	18,733	841,112

Total Financials		5,467,232

Health Care - 18.39%
Health Care Equipment & Supplies - 7.37%
Atrion Corp.	695	482,886
Cantel Medical Corp.	15,991	1,472,132
Globus Medical, Inc., Class AA	10,845	615,562
LeMaitre Vascular, Inc.	30,945	1,198,809

		3,769,389

Health Care Providers & Services - 4.29%
Chemed Corp.	2,950	942,761
Patterson Cos., Inc.	10,014	244,842
US Physical Therapy, Inc.	8,497	1,007,744

		2,195,347

Health Care Technology - 4.81%
Medidata Solutions, Inc.A	11,968	877,374
Omnicell, Inc.A	12,837	922,980
Simulations Plus, Inc.	32,507	656,642

		2,456,996

Pharmaceuticals - 1.92%
Phibro Animal Health Corp., Class A	22,895	982,196

Total Health Care		9,403,928

Industrials - 20.28%
Building Products - 3.76%
AAON, Inc.	9,670	365,526
Simpson Manufacturing Co., Inc.	13,876	1,005,455
Universal Forest Products, Inc.	15,541	549,063

		1,920,044

Commercial Services & Supplies - 7.17%
Healthcare Services Group, Inc.B	29,420	1,195,041
Matthews International Corp., Class A	11,605	581,991
MSA Safety, Inc.	8,848	941,781
Ritchie Bros Auctioneers, Inc.	26,195	946,425

		3,665,238

Construction & Engineering - 1.17%
Valmont Industries, Inc.	4,336	600,536

Industrial Conglomerates - 1.82%
Raven Industries, Inc.	20,297	928,588

Machinery - 2.59%
John Bean Technologies Corp.	11,120	1,326,616

Professional Services - 1.60%
Barrett Business Services, Inc.	6,910	461,450

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.71% (continued)
Industrials - 20.28% (continued)
Professional Services - 1.60% (continued)
Forrester Research, Inc.	7,774	$356,826

		818,276

Trading Companies & Distributors - 2.17%
Applied Industrial Technologies, Inc.	14,191	1,110,446

Total Industrials		10,369,744

Information Technology - 19.40%
Electronic Equipment, Instruments & Components - 4.17%
Littelfuse, Inc.	3,470	686,678
Mesa Laboratories, Inc.	3,990	740,624
SYNNEX Corp.	8,292	702,333

		2,129,635

IT Services - 2.65%
CSG Systems International, Inc.	15,266	612,777
Hackett Group, Inc.	36,775	741,016

		1,353,793

Semiconductors & Semiconductor Equipment - 7.30%
Brooks Automation, Inc.	12,015	420,886
Cabot Microelectronics Corp.	7,632	787,393
Monolithic Power Systems, Inc.	9,157	1,149,478
NVE Corp.	2,759	292,123
Power Integrations, Inc.	3,455	218,356
Silicon Motion Technology Corp., ADRB	16,130	866,181

		3,734,417

Software - 5.28%
Blackbaud, Inc.	9,887	1,003,333
Monotype Imaging Holdings, Inc.	22,789	460,338
Pegasystems, Inc.	15,788	988,329
QAD, Inc., Class A	4,385	248,410

		2,700,410

Total Information Technology		9,918,255

Materials - 5.43%
Chemicals - 5.43%
Balchem Corp.	8,814	987,961
PolyOne Corp.	27,755	1,213,449
Stepan Co.	6,595	573,831

		2,775,241

Total Materials		2,775,241

Real Estate - 3.28%
Equity Real Estate Investment Trusts (REITs) - 1.55%
CoreSite Realty Corp.	7,109	790,094

Real Estate Management & Development - 1.73%
RE/MAX Holdings, Inc., Class A	19,946	884,605

Total Real Estate		1,674,699

Utilities - 1.28%
Gas Utilities - 1.28%
ONE Gas, Inc.	7,981	656,677

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
Total Common Stocks (Cost $42,925,416)		$50,471,407

SHORT-TERM INVESTMENTS - 1.06% (Cost $541,262)
Investment Companies - 1.06%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%C D	541,262	541,262

SECURITIES LENDING COLLATERAL - 3.25% (Cost $1,661,924)
Investment Companies - 3.25%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%C D	1,661,924	1,661,924

TOTAL INVESTMENTS - 103.02% (Cost $45,128,602)		52,674,593
LIABILITIES, NET OF OTHER ASSETS - (3.02%)		(1,545,697)

TOTAL NET ASSETS - 100.00%		$51,128,896

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2018.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depository Receipt.

Long Futures Contracts Open on September 30, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	6	December 2018	$511,862	$510,240	$(1,622)

			$511,862	$510,240	$(1,622)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2018, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$50,471,407	$—	$—	$50,471,407
Short-Term Investments	541,262	—	—	541,262
Securities Lending Collateral	1,661,924	—	—	1,661,924

Total Investments in Securities - Assets	$52,674,593	$—	$—	$52,674,593

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,622)	$—	$—	$(1,622)

Total Financial Derivative Instruments - Liabilities	$(1,622)	$—	$—	$(1,622)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Cantel Medical Corp.		2.9
John Bean Technologies Corp.		2.6
Evercore, Inc.		2.5
PolyOne Corp.		2.4
LeMaitre Vascular, Inc.		2.3
Healthcare Services Group, Inc.		2.3
Inter Parfums, Inc.		2.3
Monolithic Power Systems, Inc.		2.2
First Financial Bancorp		2.2
Applied Industrial Technologies, Inc.		2.2

Total Fund Holdings	69

Sector Allocation (% Equities)
Industrials		20.6
Information Technology		19.7
Health Care		18.6
Financials		10.8
Consumer Discretionary		10.3
Consumer Staples		6.6
Materials		5.5
Real Estate		3.3
Communication Services		2.2
Utilities		1.3
Energy		1.1

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.17%
Communication Services - 7.09%
Entertainment - 5.79%
Electronic Arts, Inc.A	16,600	$2,000,134
Netflix, Inc.A	19,100	7,145,883
Take-Two Interactive Software, Inc.A	24,800	3,422,152
Walt Disney Co.	32,100	3,753,774

		16,321,943

Media - 1.30%
Comcast Corp., Class A	103,600	3,668,476

Total Communication Services		19,990,419

Consumer Discretionary - 9.61%
Auto Components - 0.80%
Lear Corp.	15,500	2,247,500

Hotels, Restaurants & Leisure - 0.98%
Marriott International, Inc., Class A	20,900	2,759,427

Internet & Direct Marketing Retail - 3.68%
Amazon.com, Inc.A	4,300	8,612,900
Wayfair, Inc.A	12,000	1,772,040

		10,384,940

Multiline Retail - 0.95%
Target Corp.	30,400	2,681,584

Specialty Retail - 1.76%
Best Buy Co., Inc.	35,600	2,825,216
TJX Co., Inc.	19,000	2,128,380

		4,953,596

Textiles, Apparel & Luxury Goods - 1.44%
Lululemon Athletica, Inc.A	8,700	1,413,663
Tapestry, Inc.	52,500	2,639,175

		4,052,838

Total Consumer Discretionary		27,079,885

Consumer Staples - 7.81%
Beverages - 2.28%
Coca-Cola Co.	83,300	3,847,627
Constellation Brands, Inc., Class A	12,000	2,587,440

		6,435,067

Food & Staples Retailing - 2.25%
Sysco Corp.	42,000	3,076,500
Walgreens Boots Alliance, Inc.	44,700	3,258,630

		6,335,130

Food Products - 2.44%
Campbell Soup Co.B	53,200	1,948,716
General Mills, Inc.	49,300	2,115,956
Kellogg Co.	40,000	2,800,800

		6,865,472

Personal Products - 0.84%
Estee Lauder Cos, Inc., Class A	16,300	2,368,716

Total Consumer Staples		22,004,385

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.17% (continued)
Energy - 1.17%
Oil, Gas & Consumable Fuels - 1.17%
Continental Resources, Inc.A	29,900	$2,041,572
Parsley Energy, Inc., Class AA	43,500	1,272,375

		3,313,947

Total Energy		3,313,947

Financials - 5.06%
Capital Markets - 1.85%
S&P Global, Inc.	14,500	2,833,155
State Street Corp.	28,400	2,379,352

		5,212,507

Consumer Finance - 1.26%
Capital One Financial Corp.	37,300	3,540,889

Insurance - 1.95%
Progressive Corp.	46,300	3,289,152
Reinsurance Group of America, Inc.	15,300	2,211,768

		5,500,920

Total Financials		14,254,316

Health Care - 16.10%
Biotechnology - 2.72%
AbbVie, Inc.	40,000	3,783,200
Vertex Pharmaceuticals, Inc.A	20,200	3,893,348

		7,676,548

Health Care Equipment & Supplies - 6.54%
ABIOMED, Inc.A	13,300	5,981,675
Align Technology, Inc.A	16,000	6,259,520
IDEXX Laboratories, Inc.A	24,800	6,191,568

		18,432,763

Health Care Providers & Services - 5.43%
Centene Corp.A	19,300	2,794,254
Cigna Corp.	12,000	2,499,000
HCA Healthcare, Inc.	30,500	4,243,160
UnitedHealth Group, Inc.	21,700	5,773,068

		15,309,482

Life Sciences Tools & Services - 1.41%
Mettler-Toledo International, Inc.A	6,500	3,958,370

Total Health Care		45,377,163

Industrials - 11.85%
Aerospace & Defense - 3.42%
Boeing Co.	18,100	6,731,390
Huntington Ingalls Industries, Inc.	11,400	2,919,312

		9,650,702

Airlines - 1.99%
American Airlines Group, Inc.	65,800	2,719,514
United Continental Holdings, Inc.A	32,500	2,894,450

		5,613,964

Commercial Services & Supplies - 2.41%
Rollins, Inc.	64,800	3,932,712

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.17% (continued)
Industrials - 11.85% (continued)
Commercial Services & Supplies - 2.41% (continued)
Waste Management, Inc.	31,600	$2,855,376

		6,788,088

Industrial Conglomerates - 1.03%
Honeywell International, Inc.	17,400	2,895,360

Professional Services - 1.25%
TransUnion	48,000	3,531,840

Trading Companies & Distributors - 1.75%
United Rentals, Inc.A	30,100	4,924,360

Total Industrials		33,404,314

Information Technology - 31.55%
Communications Equipment - 0.98%
Arista Networks, Inc.A	10,400	2,764,944

Electronic Equipment, Instruments & Components - 1.43%
Amphenol Corp., Class A	42,800	4,024,056

IT Services - 8.57%
Accenture PLC	20,800	3,540,160
DXC Technology Co.	26,500	2,478,280
FleetCor Technologies, Inc.A	12,500	2,848,000
GoDaddy, Inc., Class AA	37,300	3,110,447
Mastercard, Inc., Class A	15,300	3,405,933
Total System Services, Inc.	35,500	3,505,270
VeriSign, Inc.A	22,300	3,570,676
WEX, Inc.A	8,500	1,706,460

		24,165,226

Semiconductors & Semiconductor Equipment - 9.76%
Applied Materials, Inc.	93,100	3,598,315
KLA-Tencor Corp.	25,000	2,542,750
Lam Research Corp.	25,400	3,853,180
Micron Technology, Inc.A	94,800	4,287,804
NVIDIA Corp.	21,600	6,070,032
ON Semiconductor Corp.A	158,800	2,926,684
Texas Instruments, Inc.	39,500	4,237,955

		27,516,720

Software - 8.28%
Adobe Systems, Inc.A	11,900	3,212,405
Cadence Design Systems, Inc.A	76,300	3,457,916
Fortinet, Inc.A	32,200	2,971,094
Intuit, Inc.	23,700	5,389,380
Microsoft Corp.	40,600	4,643,422
Red Hat, Inc.A	15,900	2,166,852
SS&C Technologies Holdings, Inc.	26,100	1,483,263

		23,324,332

Technology Hardware, Storage & Peripherals - 2.53%
Apple, Inc.	31,600	7,133,384

Total Information Technology		88,928,662

Materials - 5.00%
Chemicals - 1.94%
Ecolab, Inc.	17,900	2,806,362

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.17% (continued)
Materials - 5.00% (continued)
Chemicals - 1.94% (continued)
LyondellBasell Industries N.V., Class A	25,900	$2,655,009

		5,461,371

Containers & Packaging - 1.80%
Avery Dennison Corp.	22,600	2,448,710
Packaging Corp. of America	23,900	2,621,591

		5,070,301

Metals & Mining - 1.26%
Southern Copper Corp.	82,500	3,559,050

Total Materials		14,090,722

Real Estate - 1.93%
Equity Real Estate Investment Trusts (REITs) - 1.93%
Equity LifeStyle Properties, Inc.	30,200	2,912,790
Extra Space Storage, Inc.	29,300	2,538,552

		5,451,342

Total Real Estate		5,451,342

Total Common Stocks (Cost $211,182,079)		273,895,155

SHORT-TERM INVESTMENTS - 2.72% (Cost $7,659,280)
Investment Companies - 2.72%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%C D	7,659,280	7,659,280

SECURITIES LENDING COLLATERAL - 0.67% (Cost $1,907,885)
Investment Companies - 0.67%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%C D	1,907,885	1,907,885

TOTAL INVESTMENTS - 100.56% (Cost $220,749,244)		283,462,320
LIABILITIES, NET OF OTHER ASSETS - (0.56%)		(1,589,263)

TOTAL NET ASSETS - 100.00%		$281,873,057

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2018.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on September 30, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	49	December 2018	$7,158,091	$7,151,550	$(6,541)

			$7,158,091	$7,151,550	$(6,541)

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2018, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$273,895,155	$—	$—	$273,895,155
Short-Term Investments	7,659,280	—	—	7,659,280
Securities Lending Collateral	1,907,885	—	—	1,907,885

Total Investments in Securities - Assets	$283,462,320	$—	$—	$283,462,320

Financial Derivative Instruments - Liabilities
Futures Contracts	$(6,541)	$—	$—	$(6,541)

Total Financial Derivative Instruments - Liabilities	$(6,541)	$—	$—	$(6,541)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Amazon.com, Inc.		3.1
Netflix, Inc.		2.5
Apple, Inc.		2.5
Boeing Co.		2.4
Align Technology, Inc.		2.2
IDEXX Laboratories, Inc.		2.2
NVIDIA Corp.		2.2
ABIOMED, Inc.		2.1
UnitedHealth Group, Inc.		2.0
Intuit, Inc.		1.9

Total Fund Holdings	80

Sector Allocation (% Equities)
Information Technology		32.5
Health Care		16.6
Industrials		12.2
Consumer Discretionary		9.9
Consumer Staples		8.0
Communication Services		7.3
Financials		5.2
Materials		5.1
Real Estate		2.0
Energy		1.2

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.78%
Communication Services - 4.19%
Diversified Telecommunication Services - 2.41%
AT&T, Inc.	2,154,000	$72,331,320
CenturyLink, Inc.	2,674,500	56,699,400

		129,030,720

Entertainment - 1.06%
Twenty-First Century Fox, Inc., Class A	1,232,300	57,092,459

Media - 0.72%
Comcast Corp., Class A	1,098,900	38,912,049

Total Communication Services		225,035,228

Consumer Discretionary - 9.97%
Auto Components - 0.82%
Lear Corp.	304,700	44,181,500

Automobiles - 1.38%
Ford Motor Co.	3,640,040	33,670,370
General Motors Co.	1,204,980	40,571,677

		74,242,047

Household Durables - 0.47%
PulteGroup, Inc.	1,019,300	25,248,061

Multiline Retail - 3.41%
Kohl’s Corp.	902,600	67,288,830
Macy’s, Inc.	1,400,400	48,635,892
Target Corp.	757,600	66,827,896

		182,752,618

Specialty Retail - 2.17%
Best Buy Co., Inc.	1,036,600	82,264,576
Burlington Stores, Inc.A	207,700	33,838,484

		116,103,060

Textiles, Apparel & Luxury Goods - 1.72%
Michael Kors Holdings Ltd.A	555,600	38,091,936
VF Corp.	577,200	53,939,340

		92,031,276

Total Consumer Discretionary		534,558,562

Consumer Staples - 4.82%
Beverages - 0.91%
Coca-Cola Co.	1,053,700	48,670,403

Food & Staples Retailing - 1.08%
Walgreens Boots Alliance, Inc.	796,100	58,035,690

Food Products - 1.75%
General Mills, Inc.	1,149,100	49,319,372
Kellogg Co.	634,600	44,434,692

		93,754,064

Household Products - 1.08%
Procter & Gamble Co.	698,900	58,169,447

Total Consumer Staples		258,629,604

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.78% (continued)
Energy - 13.77%
Oil, Gas & Consumable Fuels - 13.77%
Anadarko Petroleum Corp.	773,700	$52,155,117
Concho Resources, Inc.A	385,400	58,869,850
ConocoPhillips	788,100	60,998,940
Continental Resources, Inc.A	413,900	28,261,092
Devon Energy Corp.	962,400	38,438,256
Diamondback Energy, Inc.	402,600	54,427,494
HollyFrontier Corp.	1,007,800	70,445,220
Marathon Oil Corp.	2,537,900	59,082,312
Marathon Petroleum Corp.	1,100,800	88,030,976
Occidental Petroleum Corp.	696,500	57,231,405
Phillips 66	560,000	63,123,200
Valero Energy Corp.	944,500	107,436,875

		738,500,737

Total Energy		738,500,737

Financials - 25.88%
Banks - 6.36%
Bank of America Corp.	2,889,100	85,112,886
CIT Group, Inc.	908,500	46,887,685
Citigroup, Inc.	1,041,500	74,717,210
Fifth Third Bancorp	1,852,100	51,710,632
Regions Financial Corp.	3,100,900	56,901,515
SunTrust Banks, Inc.	389,800	26,034,742

		341,364,670

Capital Markets - 4.80%
Ameriprise Financial, Inc.	397,000	58,621,020
Franklin Resources, Inc.	1,521,100	46,256,651
Morgan Stanley	1,156,400	53,853,548
State Street Corp.	610,300	51,130,934
T Rowe Price Group, Inc.	433,400	47,318,612

		257,180,765

Consumer Finance - 4.54%
Ally Financial, Inc.	1,621,600	42,891,320
American Express Co.	480,100	51,125,849
Capital One Financial Corp.	618,600	58,723,698
Discover Financial Services	715,836	54,725,662
Synchrony Financial	1,156,800	35,953,344

		243,419,873

Diversified Financial Services - 0.98%
Voya Financial, Inc.	1,061,600	52,729,672

Insurance - 9.20%
Aflac, Inc.	1,061,200	49,950,684
Allstate Corp.	476,800	47,060,160
American Financial Group, Inc.	258,800	28,719,036
American International Group, Inc.	787,200	41,910,528
Chubb Ltd.	221,000	29,534,440
Everest Re Group Ltd.	171,500	39,182,605
Hartford Financial Services Group, Inc.	512,700	25,614,492
Loews Corp.	706,200	35,472,426
Principal Financial Group, Inc.	848,000	49,684,320
Prudential Financial, Inc.	476,900	48,319,508
Reinsurance Group of America, Inc.	211,200	30,531,072
Travelers Cos, Inc.	301,800	39,146,478

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.78% (continued)
Financials - 25.88% (continued)
Insurance - 9.20% (continued)
Unum Group	729,900	$28,517,193

		493,642,942

Total Financials		1,388,337,922

Health Care - 11.83%
Biotechnology - 1.96%
Amgen, Inc.	272,400	56,465,796
Gilead Sciences, Inc.	631,600	48,765,836

		105,231,632

Health Care Providers & Services - 7.51%
Aetna, Inc.	62,100	12,596,985
Cigna Corp.	365,600	76,136,200
CVS Health Corp.	524,700	41,304,384
Express Scripts Holding Co.A	725,300	68,910,753
HCA Healthcare, Inc.	728,100	101,293,272
Humana, Inc.	181,000	61,272,120
McKesson Corp.	308,400	40,909,260

		402,422,974

Pharmaceuticals - 2.36%
Allergan PLC	266,800	50,820,064
Pfizer, Inc.	1,722,200	75,897,354

		126,717,418

Total Health Care		634,372,024

Industrials - 9.71%
Aerospace & Defense - 1.48%
Arconic, Inc.	1,215,300	26,748,753
United Technologies Corp.	377,600	52,792,256

		79,541,009

Airlines - 2.22%
American Airlines Group, Inc.	811,852	33,553,843
Delta Air Lines, Inc.	369,100	21,345,053
United Continental Holdings, Inc.A	717,800	63,927,268

		118,826,164

Building Products - 0.53%
Lennox International, Inc.	131,000	28,610,400

Commercial Services & Supplies - 2.04%
Republic Services, Inc.	806,600	58,607,556
Waste Management, Inc.	561,900	50,773,284

		109,380,840

Electrical Equipment - 0.56%
Eaton Corp. PLC	348,800	30,251,424

Industrial Conglomerates - 0.45%
General Electric Co.	2,118,600	23,918,994

Machinery - 1.27%
Caterpillar, Inc.	448,000	68,315,520

Road & Rail - 1.16%
Norfolk Southern Corp.	344,700	62,218,350

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.78% (continued)
Total Industrials		$521,062,701

Information Technology - 6.99%
Electronic Equipment, Instruments & Components - 1.42%
Corning, Inc.	2,160,200	76,255,060

IT Services - 0.88%
Amdocs Ltd.	712,600	47,017,348

Semiconductors & Semiconductor Equipment - 3.81%
Intel Corp.	1,516,200	71,701,098
Micron Technology, Inc.A	1,991,500	90,075,545
ON Semiconductor Corp.A	2,309,800	42,569,614

		204,346,257

Technology Hardware, Storage & Peripherals - 0.88%
Western Digital Corp.	807,000	47,241,780

Total Information Technology		374,860,445

Materials - 5.26%
Chemicals - 3.73%
Air Products & Chemicals, Inc.	227,500	38,003,875
Eastman Chemical Co.	502,700	48,118,444
LyondellBasell Industries N.V., Class A	689,300	70,660,143
Westlake Chemical Corp.	523,800	43,533,018

		200,315,480

Containers & Packaging - 0.73%
WestRock Co.	732,200	39,128,768

Metals & Mining - 0.80%
Freeport-McMoRan, Inc.	3,071,200	42,751,104

Total Materials		282,195,352

Real Estate - 1.78%
Equity Real Estate Investment Trusts (REITs) - 1.78%
Alexandria Real Estate Equities, Inc.	400,500	50,378,895
Extra Space Storage, Inc.	522,500	45,269,400

		95,648,295

Total Real Estate		95,648,295

Utilities - 4.58%
Electric Utilities - 2.53%
American Electric Power Co., Inc.	732,800	51,940,864
Duke Energy Corp.	629,700	50,388,594
PPL Corp.	1,140,200	33,362,252

		135,691,710

Multi-Utilities - 2.05%
Ameren Corp.	977,700	61,810,194
CenterPoint Energy, Inc.	1,733,200	47,922,980

		109,733,174

Total Utilities		245,424,884

Total Common Stocks (Cost $4,628,786,437)		5,298,625,754

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

SHORT-TERM INVESTMENTS - 1.08% (Cost $57,971,526)
Investment Companies - 1.08%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%B C	57,971,526	$57,971,526

TOTAL INVESTMENTS - 99.86% (Cost $4,686,757,963)		5,356,597,280
OTHER ASSETS, NET OF LIABILITIES - 0.14%		7,330,104

TOTAL NET ASSETS - 100.00%		$5,363,927,384

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on September 30, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	370	December 2018	$53,702,165	$54,001,500	$299,335

			$53,702,165	$54,001,500	$299,335

Index Abbreviations:

S&P 500        Standard & Poor’s U.S. Equity Large-Cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2018, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,298,625,754	$—	$—	$5,298,625,754
Short-Term Investments	57,971,526	—	—	57,971,526

Total Investments in Securities - Assets	$5,356,597,280	$—	$—	$5,356,597,280

Financial Derivative Instruments - Assets
Futures Contracts	$299,335	$—	$—	$299,335

Total Financial Derivative Instruments - Assets	$299,335	$—	$—	$299,335

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Valero Energy Corp.		2.0
HCA Healthcare, Inc.		1.9
Micron Technology, Inc.		1.7
Marathon Petroleum Corp.		1.6
Bank of America Corp.		1.6
Best Buy Co., Inc.		1.5
Corning, Inc.		1.4
Cigna Corp.		1.4
Pfizer, Inc.		1.4
Citigroup, Inc.		1.4

Total Fund Holdings	104

Sector Allocation (% Equities)
Financials		26.2
Energy		13.9
Health Care		12.0
Consumer Discretionary		10.1
Industrials		9.8
Information Technology		7.1
Materials		5.3
Consumer Staples		4.9
Utilities		4.6
Communication Services		4.3
Real Estate		1.8

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 106.69%
COMMON STOCKS - 12.55%
Communication Services - 1.86%
Media - 1.86%
Liberty Media Corp-Liberty SiriusXM, Tracking Stock, Class CA B	11,108	$482,642
Tribune Media Co., Class A	13,627	523,686

		1,006,328

Total Communication Services		1,006,328

Consumer Discretionary - 3.83%
Automobiles - 1.95%
Bayerische Motoren Werke AG, ADR	4,624	138,905
Daimler AG	1,561	98,390
Fiat Chrysler Automobiles N.V.B	5,253	91,980
Ford Motor Co.	20,010	185,093
General Motors Co.	5,301	178,485
Porsche Automobil Holding SE, Sponsored ADR	18,137	120,974
Renault S.A., Sponsored ADR	6,901	119,249
Volkswagen AG, ADRB	7,039	121,704

		1,054,780

Hotels, Restaurants & Leisure - 0.93%
Carnival PLC, ADR	8,003	504,829

Specialty Retail - 0.95%
Home Depot, Inc.	2,474	512,489

Total Consumer Discretionary		2,072,098

Consumer Staples - 0.18%
Food Products - 0.18%
Simply Good Foods Co.B	5,000	97,250

Financials - 0.77%
Insurance - 0.77%
Crawford & Co., Class B	27,467	252,971
Greenlight Capital Re Ltd., Class AB	18	223
Third Point Reinsurance Ltd.B	12,584	163,592

		416,786

Total Financials		416,786

Health Care - 0.67%
Biotechnology - 0.34%
Shire PLC, ADR	1,020	184,895

Pharmaceuticals - 0.33%
Takeda Pharmaceutical Co., Ltd., Sponsored ADR	8,410	179,722

Total Health Care		364,617

Industrials - 1.40%
Aerospace & Defense - 0.42%
HEICO Corp., Class A	3,018	227,859

Construction & Engineering - 0.98%
Williams Scotsman Corp.B	178,974	533,343

Total Industrials		761,202

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 12.55% (continued)
Information Technology - 2.40%
Software - 2.40%
Dell Technologies, Inc., Tracking Stock, Class VA B	13,394	$1,300,825

Materials - 0.55%
Chemicals - 0.55%
AgroFresh Solutions, Inc.B	47,901	298,423

Utilities - 0.89%
Multi-Utilities - 0.89%
CenterPoint Energy, Inc., Series BB	9,250	466,071
SCANA Corp.	400	15,556

		481,627

Total Utilities		481,627

Total Common Stocks (Cost $6,565,293)		6,799,156

WARRANTS - 3.09%
Consumer Discretionary - 1.87%
Hotels, Restaurants & Leisure - 1.81%
Del Taco Restaurants, Inc., 06/30/2020, Strike Price $11.50B	293,585	675,245
Lindblad Expeditions Holdings, Inc., 07/08/2020, Strike Price $11.50B	74,652	306,820

		982,065

Specialty Retail - 0.06%
Blink Charging Co., 02/08/2023, Strike Price $4.25B	34,018	32,657

Total Consumer Discretionary		1,014,722

Consumer Staples - 0.54%
Food Products - 0.54%
Hostess Brands, Inc., 11/04/2021, Strike Price $11.50B	174,132	184,580
Simply Good Foods Co., 07/07/2022, Strike Price $11.50B	12,932	109,275

		293,855

Total Consumer Staples		293,855

Energy - 0.49%
Oil, Gas & Consumable Fuels - 0.49%
Falcon Minerals Corp., 08/15/2022, Strike Price $11.50B	153,898	264,705

Health Care - 0.00%
Biotechnology - 0.00%
BioTime, Inc., 10/01/2018, Strike Price $4.55B	70,839	—

Industrials - 0.19%
Trading Companies & Distributors - 0.19%
Nexeo Solutions, Inc., 06/09/2021, Strike Price $11.50B	100,761	102,776

Total Warrants (Cost $2,053,788)		1,676,058

CONVERTIBLE PREFERRED STOCKS - 13.78%
Financials - 1.64%
Capital Markets - 1.64%
Virtus Investment Partners, Inc., Series D, 7.250%, Due 02/01/2020	9,000	887,064

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares		Fair Value
CONVERTIBLE PREFERRED STOCKS - 13.78% (continued)
Industrials - 2.41%
Machinery - 2.41%
Fortive Corp., Series A, 5.000%, Due 07/01/2021		1,224	$1,305,358

Information Technology - 2.03%
Electronic Equipment, Instruments & Components - 2.03%
Belden, Inc., 6.750%, Due 07/15/2019		11,502	1,100,419

Utilities - 7.70%
Independent Power & Renewable Electricity Producers - 2.62%
Vistra Energy Corp., 7.000%, Due 07/01/2019		14,579	1,418,391

Multi-Utilities - 5.08%
Dominion Energy, Inc., Series A, 6.750%, Due 08/15/2019		34,396	1,629,734
Sempra Energy, Series A, 6.000%, Due 01/15/2021		9,431	946,922
Sempra Energy, Series B, 6.750%, Due 07/15/2021		171,900	174,124

			2,750,780

Total Utilities			4,169,171

Total Convertible Preferred Stocks (Cost $7,251,146)			7,462,012

	Principal Amount*
CORPORATE OBLIGATIONS - 18.83%
Communications - 5.09%
FireEye, Inc., 0.875%, Due 6/1/2024C		$1,320,000	1,309,952
Perficient, Inc., 2.375%, Due 9/15/2023C		1,531,000	1,445,264

			2,755,216

Consumer, Non-Cyclical - 3.37%
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023C		1,500,000	1,825,902

Technology - 10.37%
Envestnet, Inc., 1.750%, Due 6/1/2023C		1,919,000	2,058,517
Five9, Inc., 0.125%, Due 5/1/2023C		1,000,000	1,204,297
MongoDB, Inc., 0.750%, Due 6/15/2024C		1,000,000	1,325,226
Splunk, Inc.,
0.500%, Due 9/15/2023C		600,000	619,347
1.125%, Due 9/15/2025C		400,000	411,946

			5,619,333

Total Corporate Obligations (Cost $9,473,646)			10,200,451

CONVERTIBLE OBLIGATIONS - 6.82%
Communications - 3.86%
Palo Alto Networks, Inc., 0.750%, Due 7/1/2023C		2,000,000	2,090,390

Consumer, Non-Cyclical - 2.96%
Bayer Capital Corp. B.V., 5.625%, Due 11/22/2019C	EUR	1,500,000	1,603,451

Total Convertible Obligations (Cost $3,692,478)			3,693,841

FOREIGN CORPORATE OBLIGATIONS - 1.65% (Cost $940,797)
Financial - 1.65%
Greenlight Capital Re Ltd., 4.000%, Due 8/1/2023C		937,000	892,630

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount*	Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.96%
Agency CMO Interest Only - 11.69%
Fannie Mae Interest Strip,
8.500%, Due 3/25/2023, 211 2	$135,947	$17,122
7.000%, Due 10/25/2031, 2016-3 IK	671,949	132,524
4.500%, Due 12/25/2033, 2003-119 GI	93,481	25,459
5.000%, Due 4/25/2034, 351 5	199,028	40,908
5.000%, Due 3/25/2039, 2009-11 TID	654,449	137,169
5.000%, Due 5/25/2039, 2009-50 GI	995,913	154,902
5.000%, Due 2/25/2040, 2010-16 PI	102,225	17,408
5.500%, Due 12/25/2043, 2014-38 QI	1,153,009	340,765
5.000%, Due 5/25/2045, 2015-30 EI	1,208,134	246,193
5.000%, Due 10/25/2045, 2015-70 JI	969,947	212,808
5.500%, Due 7/25/2046, 2016-45 MI	2,226,265	499,723
Freddie Mac REMIC Trust,
5.500%, Due 3/15/2033, 2581 IL	676,136	138,987
1.000%, Due 3/15/2038, 3421 IO	5,822,697	233,371
3.000%, Due 12/15/2042, 4594 IJ	3,089,676	394,086
4.183%, Due 12/15/2042, 303 157D	1,343,335	312,273
6.000%, Due 6/15/2045, 4496 ID	955,576	194,301
Ginnie Mae REMIC Trust,
5.000%, Due 6/20/2035, 2014-183 IM	1,317,459	283,989
5.500%, Due 9/20/2036, 2016-78 TI	1,904,030	162,672
5.500%, Due 5/16/2039, 2009-76 GI	731,676	115,141
4.500%, Due 1/16/2040, 2016-44 PI	1,500,664	331,712
4.000%, Due 2/20/2040, 2015-162 LI	1,104,684	218,539
6.000%, Due 9/20/2040, 2016-75 IO	1,416,728	325,774
3.500%, Due 10/20/2041, 2013-81 PI	3,292,708	411,871
3.500%, Due 5/16/2042, 2015-84 IO	2,889,776	596,566
5.000%, Due 5/16/2042, 2013-44 IB	1,032,836	265,282
5.500%, Due 1/20/2044, 2014-2 TI	273,644	52,717
3.500%, Due 11/20/2046, 2016-163 MI	3,759,369	472,183

		6,334,445

Agency CMO Interest Only Inverse Floater - 2.27%
Fannie Mae REMIC Trust,
5.534%, Due 3/25/2032, 2002-8 SC, (1-mo. LIBOR + 7.750%)E	424,649	68,819
4.394%, Due 7/25/2036, 2007-28 GS, (1-mo. LIBOR + 6.610%)E	635,993	89,525
Freddie Mac REMIC Trust,
8.491%, Due 7/15/2033, 2647 IV, (1-mo. LIBOR + 13.750%)E	495,705	228,137
3.892%, Due 3/15/2035, 2950 SN, (1-mo. LIBOR + 6.050%)E	587,498	66,573
4.972%, Due 7/15/2037, 3355 KI, (1-mo. LIBOR + 7.130%)E	1,643,224	162,448
0.301%, Due 4/15/2043, 4517 KI, (1-mo. LIBOR + 1.071%)E	3,508,955	74,939
Ginnie Mae REMIC Trust,
5.342%, Due 6/16/2032, 2002-41 SY, (1-mo. LIBOR + 7.500%)E	74,683	7,976
5.542%, Due 2/16/2033, 2003-11 SK, (1-mo. LIBOR + 7.700%)E	177,608	19,734
5.485%, Due 6/20/2033, 2004-56 S, (1-mo. LIBOR + 7.650%)E	315,763	56,897
4.272%, Due 10/16/2033, 2003-92 SN, (1-mo. LIBOR + 6.430%)E	129,003	14,747
4.435%, Due 11/20/2033, 2003-98 SC, (1-mo. LIBOR + 6.600%)E	942,193	140,087
3.935%, Due 9/20/2034, 2004-86 SP, (1-mo. LIBOR + 6.100%)E	112,101	9,168
4.402%, Due 11/16/2036, 2008-83 SD, (1-mo. LIBOR + 6.560%)E	71,113	10,331
3.835%, Due 5/20/2040, 2016-75 SA, (1-mo. LIBOR + 6.000%)E	2,473,893	278,947

		1,228,328

Total Collateralized Mortgage Obligations (Cost $7,330,589)		7,562,773

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.46% (Cost $4,048,939)
Federal National Mortgage Association, 4.000%, Due 9/1/2048	4,000,000	4,041,161

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 10.76%
Closed-End Funds - 10.76%
Highland Floating Rate Opportunities FundB	86,929	$1,340,445
Invesco Dynamic Credit Opportunities Fund	35,714	409,640
Invesco Senior Income Trust	78,233	336,402
Nuveen Credit Strategies Income Fund	52,760	420,497
Pershing Square Holdings Ltd./FundB	115,235	1,758,486
PGIM Short Duration High Yield Fund, Inc.	68,749	972,111
Voya Prime Rate Trust	118,705	591,151

Total Closed-End Funds		5,828,732

Total Investment Companies (Cost $5,672,686)		5,828,732

SHORT-TERM INVESTMENTS - 17.79% (Cost $9,635,934)
Investment Companies - 17.79%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%F G	9,635,934	9,635,934

TOTAL SECURITIES HELD LONG (Cost $56,665,296)		57,792,748

SECURITIES HELD SHORT - (40.46%)
COMMON STOCKS - (39.82%)
Consumer Discretionary - (7.78%)
Hotels, Restaurants & Leisure - (6.75%)
Carnival Corp.	(8,003)	(510,351)
Del Taco Restaurants, Inc.B	(183,229)	(2,163,935)
Lindblad Expeditions Holdings, Inc.B	(65,874)	(979,546)

		(3,653,832)

Specialty Retail - (1.03%)
Blink Charging Co.B	(13,389)	(32,803)
Lowe’s Cos, Inc.	(4,589)	(526,909)

		(559,712)

Total Consumer Discretionary		(4,213,544)

Consumer Staples - (1.99%)
Food Products - (1.99%)
Hostess Brands, Inc.B	(69,373)	(767,959)
Simply Good Foods Co.B	(16,089)	(312,931)

		(1,080,890)

Total Consumer Staples		(1,080,890)

Energy - (1.85%)
Oil, Gas & Consumable Fuels - (1.85%)
Falcon Minerals Corp.B	(90,884)	(999,724)

Financials - (2.17%)
Banks - (0.53%)
Zions Bancorp	(5,693)	(285,504)

Capital Markets - (1.18%)
Virtus Investment Partners, Inc.	(5,633)	(640,754)

Insurance - (0.46%)
Crawford & Co., Class A	(27,457)	(247,113)

Total Financials		(1,173,371)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (39.82%) (continued)
Health Care - (3.80%)
Biotechnology - (2.09%)
Ligand Pharmaceuticals, Inc.B	(4,132)	$(1,134,193)

Pharmaceuticals - (1.71%)
Bayer AG	(10,400)	(923,852)

Total Health Care		(2,058,045)

Industrials - (3.91%)
Aerospace & Defense - (0.42%)
HEICO Corp.	(2,452)	(227,080)

Construction & Engineering - (1.52%)
Willscot Corp.B	(47,820)	(820,113)

Machinery - (1.53%)
Fortive Corp.	(9,846)	(829,033)

Trading Companies & Distributors - (0.44%)
Nexeo Solutions, Inc.B	(19,598)	(240,075)

Total Industrials		(2,116,301)

Information Technology - (12.86%)
Communications Equipment - (1.50%)
Palo Alto Networks, Inc.B	(3,600)	(810,936)

Electronic Equipment, Instruments & Components - (1.58%)
Belden, Inc.	(11,997)	(856,706)

IT Services - (2.95%)
MongoDB, Inc.B	(11,649)	(949,976)
Perficient, Inc.B	(24,415)	(650,660)

		(1,600,636)

Software - (6.83%)
Envestnet, Inc.B	(18,099)	(1,103,134)
FireEye, Inc.B	(31,588)	(536,996)
Five9, Inc.B	(19,559)	(854,533)
Splunk, Inc.B	(3,900)	(471,549)
VMware, Inc., Class AB	(4,688)	(731,609)

		(3,697,821)

Total Information Technology		(6,966,099)

Utilities - (5.46%)
Independent Power & Renewable Electricity Producers - (1.72%)
Vistra Energy Corp.B	(37,464)	(932,104)

Multi-Utilities - (3.74%)
CenterPoint Energy, Inc.	(7,075)	(195,624)
Dominion Energy, Inc.	(17,237)	(1,211,416)
Sempra Energy	(5,462)	(621,303)

		(2,028,343)

Total Utilities		(2,960,447)

TOTAL COMMON STOCKS (Proceeds $(21,155,927))		(21,568,421)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - (0.63%) (Proceeds $(347,971))
Information Technology - (0.63%)
FireEye, Inc., 1.625%, Due 6/1/2035, Series B	$(377,000)	$(344,867)

	Shares
EXCHANGE-TRADED INSTRUMENTS - (0.01%) (Proceeds $(5,579))
Exchange-Traded Funds - (0.01%)
VanEck Vectors Gold Miners ETF	(239)	(4,426)

TOTAL SECURITITES SOLD SHORT (Proceeds $(21,509,477))		(21,917,714)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 106.69% (Cost $56,665,296)		57,792,748
TOTAL PURCHASED OPTIONS CONTRACTS - 4.90% (Premiums Paid $4,767,340)		2,652,608
TOTAL WRITTEN OPTIONS CONTRACTS - (0.68%) (Premiums Received $(417,760))		(369,250)
TOTAL SECURITIES SOLD SHORT - (40.46%) (Proceeds $(21,509,477))		(21,917,714)
OTHER ASSETS, NET OF LIABILITIES - 29.55%		16,008,001

NET ASSETS - 100.00%		$54,166,393

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Tracking Stock–A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

B	Non-income producing security.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,786,922 or 27.30% of net assets. The Fund has no right to demand registration of these securities.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2018.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

CMO - Collateralized Mortgage Obligation.

ETF - Exchange-Traded Fund.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

Short Futures Contracts Open on September 30, 2018:

Currency Futures Contracts

					Unrealized
	Number of				Appreciation
Description	Contracts	Expiration Date	Notional Amount	Contract Value	(Depreciation)
Euro Currency Futures	2	December 2018	$(292,975)	$(292,050)	$925

			$(292,975)	$(292,050)	$925

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

OTC Swap Agreements Outstanding on September 30, 2018:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	Zions Bancorp	DUB	3.359%	8/5/2019	120,401	2,333,371	$—	$(178,194)
Receive	1-Month USD-LIBOR	Zions Bancorp	DUB	1.859%	8/5/2019	120,434	6,215,599	—	175,834

								$—	$(2,360)

Purchased Options Contracts Open on September 30, 2018:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Dominion Energy, Inc.	CCP	72.50	10/19/2018	USD	23	2,300	$991	$460	$(531)
Call - Weibo Corp.	CCP	160.00	10/19/2018	USD	45	4,500	23,869	113	(23,756)
Call - Zions Bancorp	CCP	62.50	10/19/2018	USD	496	49,600	84,835	2,728	(82,107)
Call - Zions Bancorp	CCP	52.50	10/19/2018	USD	246	24,600	40,904	6,888	(34,016)
Put - AgroFresh Solutions, Inc.	CCP	7.50	10/19/2018	USD	479	47,900	48,841	61,072	12,231
Put - Vistra Energy Corp.	CCP	20.00	10/19/2018	USD	56	5,600	1,150	1,120	(30)
Call - Vistra Energy Corp.	CCP	25.00	11/16/2018	USD	187	18,700	11,004	24,310	13,306
Put - AXA Equitable Holdings, Inc.	CCP	17.50	12/21/2018	USD	41	4,100	1,662	205	(1,457)
Put - GDS Holdings Ltd.	CCP	22.50	12/21/2018	USD	498	49,800	37,848	37,350	(498)
Put - SCANA Corp.	CCP	32.50	12/21/2018	USD	4	400	602	600	(2)
Call - Dominion Energy, Inc.	CCP	70.00	1/18/2019	USD	36	3,600	3,439	8,316	4,877
Call - Newell Brands, Inc.	CCP	30.00	1/18/2019	USD	291	29,100	34,183	2,183	(32,000)
Call - Zions Bancorp	CCP	55.00	1/18/2019	USD	350	35,000	28,883	28,883	—
Put - Herbalife Ltd.	CCP	30.00	1/18/2019	USD	198	19,800	16,319	1,584	(14,735)
Put - Herbalife Ltd.	CCP	28.75	1/18/2019	USD	6	600	452	39	(413)
Put - Herbalife Ltd.	CCP	35.00	1/18/2019	USD	66	6,600	9,588	1,188	(8,400)
Put - Palo Alto Networks, Inc.	CCP	150.00	1/18/2019	USD	128	12,800	32,581	8,064	(24,517)
Put - Sirius XM Holdings, Inc.	CCP	5.00	1/18/2019	USD	941	94,100	24,031	6,117	(17,914)

							$401,182	$191,220	$(209,962)

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - CurrencyShares Euro Currency Trust ETF	CCP	111.50	10/19/2018	USD	1,100	110,000	$62,088	$62,088	$—
Call - VanEck Vectors Gold Miners ETF	CCP	19.00	10/19/2018	USD	1,250	125,000	57,709	31,250	(26,459)
Call - CurrencyShares Euro Trust ETF	CCP	116.00	1/18/2019	USD	583	58,300	323,599	26,235	(297,364)
Call - CurrencyShares Euro Trust ETF	CCP	113.00	1/18/2019	USD	188	18,800	135,885	24,628	(111,257)
Call - CurrencyShares Euro Trust ETF	CCP	120.00	1/18/2019	USD	925	92,500	342,284	7,863	(334,421)
Put - CurrencyShares Euro Trust ETF	CCP	113.00	1/18/2019	USD	853	85,300	58,798	209,838	151,040
Put - CurrencyShares Euro Trust ETF	CCP	102.00	1/18/2019	USD	300	30,000	108,163	3,300	(104,863)
Put - CurrencyShares Euro Trust ETF	CCP	101.00	1/18/2019	USD	150	15,000	48,531	1,350	(47,181)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - CurrencyShares Euro Trust ETF	CCP	104.00	1/18/2019	USD	927	92,700	$374,642	$16,686	$(357,956)
Put - CurrencyShares Euro Trust ETF	CCP	117.00	1/18/2019	USD	466	46,600	86,814	270,280	183,466
Call - CurrencyShares Euro Trust ETF	CCP	125.00	1/17/2020	USD	2,423	242,300	1,008,424	198,686	(809,738)
Call - CurrencyShares Euro Trust ETF	CCP	116.00	1/17/2020	USD	867	86,700	520,932	288,277	(232,655)
Call - iShares China Large-Cap ETF	CCP	37.00	1/17/2020	USD	160	16,000	100,326	117,600	17,274
Put - CurrencyShares Euro Trust ETF	CCP	116.00	1/17/2020	USD	1,157	115,700	272,266	610,317	338,051
Put - iShares China Large-Cap ETF	CCP	37.00	1/17/2020	USD	1,440	144,000	391,734	304,560	(87,174)

							$3,892,195	$2,172,958	$(1,719,237)

Index Options

Description		Counterparty	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - CBOE SPX Volatility Index		CCP	17.00	10/17/2018	USD	250	25,000	$13,884	$11,250	$(2,634)
Call - CBOE SPX Volatility Index		CCP	20.00	10/17/2018	USD	1,000	100,000	85,961	30,000	(55,961)
Call - S&P 500 Index		CCP	2,900.00	10/19/2018	USD	8	800	21,052	28,040	6,988
Put - S&P 500 Index		CCP	2,500.00	1/18/2019	USD	6	600	16,803	7,890	(8,913)

								$137,700	$77,180	$(60,520)

Options on Exchange-Traded Futures Contracts

Description		Counterparty	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Euro Currency Futures		CCP	1.19	3/8/2019	USD	100	12,500	$336,263	$211,250	$(125,013)

								$336,263	$211,250	$(125,013)

Written Options Contracts Open on September 30, 2018:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount		Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - Hostess Brands, Inc.	CCP	12.50	10/19/2018	USD	300	30,000		$(12,788)	$(45,000)	$(32,212)

								$(12,788)	$(45,000)	$(32,212)

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount		Premiums Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Put - iShares China Large-Cap ETF	CCP	40.00	1/17/2020	USD	800		80,000	$(310,366)	$(256,000)	$54,366

								$(310,366)	$(256,000)	$54,366

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Index Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - CBOE SPX Volatility Index	CCP	22.00	10/17/2018	USD	250	25,000	$(6,366)	$(6,250)	$116
Call - CBOE SPX Volatility Index	CCP	35.00	10/17/2018	USD	1,000	100,000	(22,967)	(15,000)	7,967
Call - S&P 500 Index	CCP	2,970.00	10/19/2018	USD	12	1,200	(9,041)	(4,560)	4,481
Put - S&P 500 Index	CCP	2,930.00	10/19/2018	USD	8	800	(17,446)	(23,360)	(5,914)
Put - S&P 500 Index	CCP	2,750.00	1/18/2019	USD	6	600	(38,786)	(19,080)	19,706

							$(94,606)	$(68,250)	$26,356

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank AG

Currency Abbreviations:

EUR	Euro
USD	United States Dollar

Index Abbreviations:

CBOE	Chicago Board Options Exchange
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

Other Abbreviations:

CCP	Central Counterparty Clearing House
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2018, the investments were classified as described below:

Ionic Strategic Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,333,085	$466,071	$—	$6,799,156
Warrants	1,676,058	—	—	1,676,058
Convertible Preferred Stocks	1,418,391	6,043,621	—	7,462,012
Corporate Obligations	—	10,200,451	—	10,200,451
Convertible Obligations	—	3,693,841	—	3,693,841
Foreign Corporate Obligations	—	892,630	—	892,630
Collateralized Mortgage Obligations	—	7,562,773	—	7,562,773
U.S. Agency Mortgage-Backed Obligations	—	4,041,161	—	4,041,161
Investment Companies	5,828,732	—	—	5,828,732
Short-Term Investments	9,635,934	—	—	9,635,934

Total Investments in Securities - Assets	$24,892,200	$32,900,548	$—	$57,792,748

Liabilities
Common Stocks (Sold Short)	$(21,568,421)	$—	$—	$(21,568,421)
Corporate Obligations Sold Short	—	(344,867)	—	(344,867)
Exchange-Traded Instruments Sold Short	(4,426)	—	—	(4,426)

Total Investments in Securities - Liabilities	(21,572,847)	(344,867)	—	(21,917,714)

Total Investments in Securities	$3,319,353	$32,555,681	$—	$35,875,034

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Financial Derivative Instruments - Assets
Futures Contracts	$925	$—	$—	$925
Swap Contract Agreements	—	175,834	—	175,834
Purchased Options	2,652,608	—	—	2,652,608

Total Financial Derivative Instruments - Assets	$2,653,533	$175,834	$—	$2,829,367

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(178,194)	$—	$(178,194)
Written Options	(369,250)	—	—	(369,250)

Total Financial Derivative Instruments - Liabilities	$(369,250)	$(178,194)	$—	$(547,444)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2018, there were transfers from Level 1 to Level 2, with a far value of $3,617,218 as a result of a change in the valuation method for domestic convertible preferred securities. The Pricing Committee determined that domestic preferred securities traded more like bonds than like equities and therefore, the fair value would be better reflected by the use of evaluated prices from pricing services. In determining the fair value of a bond, pricing services use various observable inputs such as actual trade price data, broker quotes, credit spreads, yield curves, issue terms, and current news related to the Issuer or the sector. Due to the use of significant observable inputs to derive evaluated prices, these securities were classified as Level 2 securities. There were transfers from Level 2 to Level 1, with a fair value of $1,758,486, due to active trading and therefore an updated pricing source.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 12/31/2017	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 9/30/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Collateralized Mortgage Obligations	$1,741,554	$—	$1,542,075	$—	$(440,432)	$240,953	$—	$—	$—	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The collateralized mortgage obligations, classified as Level 3, were valued using single broker quotes. At the period ended September 30, 2018, these securities were no longer held.

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Positions By Investment Strategy		Fund
Convertible Arbitrage		21
Credit/Rates Relative Value Arbitrage		4
Equity Arbitrage		25
Volatility Arbitrage		6
Total		56

Investment Strategy Exposure (%)	LMV*	SMV**
Convertible Arbitrage	41	(24)
Credit/Rates Relative Value Arbitrage	29	—
Equity Arbitrage	24	(27)
Volatility Arbitrage	4	(1)
Total	98	(52)

*	Long Market Value
**	Short Market Value

Source: Ionic Capital Management LLC

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.02%
Communication Services - 5.27%
Entertainment - 4.94%
Electronic Arts, Inc.A	15,961	$1,923,141
Live Nation Entertainment, Inc.A	45,112	2,457,251
Spotify Technology S.A.A	6,876	1,243,387
Take-Two Interactive Software, Inc.A	16,411	2,264,554

		7,888,333

Interactive Media & Services - 0.33%
Match Group, Inc.A B	9,243	535,262

Total Communication Services		8,423,595

Consumer Discretionary - 13.67%
Distributors - 0.75%
LKQ Corp.A	37,934	1,201,370

Diversified Consumer Services - 1.16%
Bright Horizons Family Solutions, Inc.A	15,705	1,850,677

Hotels, Restaurants & Leisure - 1.94%
Domino’s Pizza, Inc.	6,301	1,857,535
MGM Resorts International	44,517	1,242,469

		3,100,004

Internet & Direct Marketing Retail - 3.47%
Expedia Group, Inc.	9,770	1,274,790
GrubHub, Inc.A	17,038	2,361,807
MercadoLibre, Inc.	5,613	1,911,058

		5,547,655

Multiline Retail - 0.29%
Ollie’s Bargain Outlet Holdings, Inc.A	4,718	453,400

Specialty Retail - 4.37%
Burlington Stores, Inc.A	14,299	2,329,593
Ross Stores, Inc.	21,075	2,088,532
Ulta Salon Cosmetics & Fragrance, Inc.A	9,071	2,559,111

		6,977,236

Textiles, Apparel & Luxury Goods - 1.69%
Lululemon Athletica, Inc.A	16,629	2,702,046

Total Consumer Discretionary		21,832,388

Consumer Staples - 2.29%
Beverages - 2.29%
Brown-Forman Corp., Class B	26,831	1,356,307
Monster Beverage Corp.A	39,618	2,308,937

		3,665,244

Total Consumer Staples		3,665,244

Energy - 2.68%
Energy Equipment & Services - 0.75%
Core Laboratories N.V.B	10,329	1,196,408

Oil, Gas & Consumable Fuels - 1.93%
Cabot Oil & Gas Corp.	57,742	1,300,350
Pioneer Natural Resources Co.	6,974	1,214,801

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.02% (continued)
Energy - 2.68% (continued)
Oil, Gas & Consumable Fuels - 1.93% (continued)
Range Resources Corp.	33,593	$570,745

		3,085,896

Total Energy		4,282,304

Financials - 4.14%
Banks - 3.01%
East West Bancorp, Inc.	29,704	1,793,231
SVB Financial GroupA	9,681	3,009,145

		4,802,376

Capital Markets - 1.13%
MarketAxess Holdings, Inc.	10,129	1,807,925

Total Financials		6,610,301

Health Care - 22.88%
Biotechnology - 1.06%
Alexion Pharmaceuticals, Inc.A	7,886	1,096,233
Exelixis, Inc.A	33,883	600,407

		1,696,640

Health Care Equipment & Supplies - 10.72%
ABIOMED, Inc.A	6,513	2,929,222
Align Technology, Inc.A	3,622	1,416,999
DexCom, Inc.A	16,585	2,372,318
Hologic, Inc.A	34,192	1,401,188
IDEXX Laboratories, Inc.A	13,225	3,301,753
Intuitive Surgical, Inc.A	4,418	2,535,932
ResMed, Inc.	21,005	2,422,717
Varian Medical Systems, Inc.A	6,672	746,797

		17,126,926

Health Care Providers & Services - 1.78%
Acadia Healthcare Co., Inc.A	32,379	1,139,741
Henry Schein, Inc.A	20,064	1,706,042

		2,845,783

Health Care Technology - 3.44%
athenahealth, Inc.A	9,297	1,242,079
Cerner Corp.A	26,451	1,703,709
Medidata Solutions, Inc.A	22,282	1,633,493
Veeva Systems, Inc., Class AA	8,404	914,944

		5,494,225

Life Sciences Tools & Services - 5.33%
ICON PLCA	14,590	2,243,213
Illumina, Inc.A	8,551	3,138,730
PRA Health Sciences, Inc.A	14,955	1,647,891
QIAGEN N.V.A	39,069	1,479,934

		8,509,768

Pharmaceuticals - 0.55%
Pacira Pharmaceuticals, Inc.A	17,764	873,100

Total Health Care		36,546,442

Industrials - 14.43%
Aerospace & Defense - 2.34%
Harris Corp.	12,314	2,083,652

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.02% (continued)
Industrials - 14.43% (continued)
Aerospace & Defense - 2.34% (continued)
HEICO Corp., Class A	21,830	$1,648,165

		3,731,817

Air Freight & Logistics - 0.52%
CH Robinson Worldwide, Inc.	8,461	828,501

Commercial Services & Supplies - 1.24%
Copart, Inc.A	38,572	1,987,615

Electrical Equipment - 1.55%
Rockwell Automation, Inc.	7,970	1,494,535
Sensata Technologies Holding PLCA	19,682	975,243

		2,469,778

Industrial Conglomerates - 0.88%
Roper Technologies, Inc.	4,761	1,410,256

Machinery - 0.45%
Middleby Corp.A	5,580	721,773

Professional Services - 4.89%
CoStar Group, Inc.A	6,009	2,528,827
IHS Markit Ltd.A	26,194	1,413,428
Verisk Analytics, Inc.A	21,034	2,535,649
WageWorks, Inc.A	31,265	1,336,579

		7,814,483

Road & Rail - 1.00%
JB Hunt Transport Services, Inc.	13,391	1,592,726

Trading Companies & Distributors - 1.56%
Fastenal Co.	19,693	1,142,588
MSC Industrial Direct Co., Inc., Class A	15,260	1,344,558

		2,487,146

Total Industrials		23,044,095

Information Technology - 30.46%
Communications Equipment - 1.03%
Palo Alto Networks, Inc.A	7,316	1,648,002

Electronic Equipment, Instruments & Components - 4.78%
Cognex Corp.	34,375	1,918,813
FLIR Systems, Inc.	46,666	2,868,559
IPG Photonics Corp.A	9,059	1,413,838
National Instruments Corp.	29,737	1,437,189

		7,638,399

IT Services - 6.89%
Euronet Worldwide, Inc.A	15,422	1,545,593
Fiserv, Inc.A	19,485	1,605,174
Global Payments, Inc.	16,107	2,052,032
Shopify, Inc., Class AA	2,895	476,112
Square, Inc.A	28,914	2,862,775
WEX, Inc.A	12,255	2,460,314

		11,002,000

Semiconductors & Semiconductor Equipment - 2.98%
Microchip Technology, Inc.B	24,666	1,946,394
NXP Semiconductors N.V.	6,666	569,943
ON Semiconductor Corp.A	30,486	561,857

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.02% (continued)
Information Technology - 30.46% (continued)
Semiconductors & Semiconductor Equipment - 2.98% (continued)
Xilinx, Inc.	20,951	$1,679,642

		4,757,836

Software - 14.78%
2U, Inc.A	7,507	564,451
ANSYS, Inc.A	6,569	1,226,301
Aspen Technology, Inc.A	25,113	2,860,622
Autodesk, Inc.A	14,777	2,306,837
Cadence Design Systems, Inc.A	42,794	1,939,424
DocuSign, Inc.A B	9,219	484,643
Dropbox, Inc.A B	29,459	790,385
Fortinet, Inc.A	19,175	1,769,277
Guidewire Software, Inc.A	5,933	599,292
Proofpoint, Inc.A	6,625	704,436
PTC, Inc.A	15,695	1,666,652
Red Hat, Inc.A	13,056	1,779,272
Splunk, Inc.A	12,647	1,529,149
Tableau Software, Inc., Class AA	16,539	1,848,068
Tyler Technologies, Inc.A	4,417	1,082,430
Ultimate Software Group, Inc.A	7,609	2,451,544

		23,602,783

Total Information Technology		48,649,020

Materials - 0.20%
Chemicals - 0.20%
Albemarle Corp.	3,135	312,810

Total Common Stocks (Cost $99,245,659)		153,366,199

SHORT-TERM INVESTMENTS - 4.00% (Cost $6,388,202)
Investment Companies - 4.00%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%C D	6,388,202	6,388,202

SECURITIES LENDING COLLATERAL - 1.45% (Cost $2,311,352)
Investment Companies - 1.45%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%C D	2,311,352	2,311,352

TOTAL INVESTMENTS - 101.47% (Cost $107,945,213)		162,065,753
LIABILITIES, NET OF OTHER ASSETS - (1.47%)		(2,345,599)

TOTAL NET ASSETS - 100.00%		$159,720,154

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at September 30, 2018.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2018, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$153,366,199	$—	$—	$153,366,199
Short-Term Investments	6,388,202	—	—	6,388,202
Securities Lending Collateral	2,311,352	—	—	2,311,352

Total Investments in Securities - Assets	$162,065,753	$—	$—	$162,065,753

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
IDEXX Laboratories, Inc.		2.1
Illumina, Inc.		2.0
SVB Financial Group		1.9
ABIOMED, Inc.		1.8
FLIR Systems, Inc.		1.8
Square, Inc.		1.8
Aspen Technology, Inc.		1.8
Lululemon Athletica, Inc.		1.7
Ulta Salon Cosmetics & Fragrance, Inc.		1.6
Intuitive Surgical, Inc.		1.6

Total Fund Holdings	94

Sector Allocation (% Equities)
Information Technology		31.7
Health Care		23.8
Consumer Discretionary		15.9
Industrials		15.0
Financials		4.3
Communication Services		3.9
Energy		2.8
Consumer Staples		2.4
Materials		0.2

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53%
Communication Services - 3.48%
Entertainment - 1.39%
Take-Two Interactive Software, Inc.A	55,924	$7,716,953

Interactive Media & Services - 1.34%
ANGI Homeservices, Inc., Class AA B	317,441	7,453,514

Wireless Telecommunication Services - 0.75%
Boingo Wireless, Inc.A	119,491	4,170,236

Total Communication Services		19,340,703

Consumer Discretionary - 12.74%
Diversified Consumer Services - 2.45%
Bright Horizons Family Solutions, Inc.A	52,224	6,154,076
Chegg, Inc.A	192,833	5,482,242
Grand Canyon Education, Inc.A	17,382	1,960,690

		13,597,008

Hotels, Restaurants & Leisure - 2.21%
Potbelly Corp.A	279,887	3,442,610
Wingstop, Inc.	129,410	8,834,821

		12,277,431

Internet & Direct Marketing Retail - 2.09%
GrubHub, Inc.A	39,072	5,416,161
Stamps.com, Inc.A	27,260	6,166,212

		11,582,373

Multiline Retail - 1.78%
Ollie’s Bargain Outlet Holdings, Inc.A	103,038	9,901,952

Specialty Retail - 3.55%
Aaron’s, Inc.	166,847	9,086,487
Boot Barn Holdings, Inc.A	202,790	5,761,264
Monro, Inc.	69,950	4,868,520

		19,716,271

Textiles, Apparel & Luxury Goods - 0.66%
Canada Goose Holdings, Inc.A B	56,369	3,638,055

Total Consumer Discretionary		70,713,090

Consumer Staples - 2.91%
Beverages - 0.88%
MGP Ingredients, Inc.	61,849	4,884,834

Food Products - 2.03%
Calavo Growers, Inc.B	84,747	8,186,560
Limoneira Co.	118,470	3,093,252

		11,279,812

Total Consumer Staples		16,164,646

Energy - 2.51%
Energy Equipment & Services - 0.89%
Core Laboratories N.V.	22,235	2,575,480
RigNet, Inc.A	116,671	2,374,255

		4,949,735

Oil, Gas & Consumable Fuels - 1.62%
Callon Petroleum Co.A	231,885	2,780,301

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Energy - 2.51% (continued)
Oil, Gas & Consumable Fuels - 1.62% (continued)
Carrizo Oil & Gas, Inc.A	100,518	$2,533,053
PDC Energy, Inc.A	42,634	2,087,361
Range Resources Corp.	92,325	1,568,602

		8,969,317

Total Energy		13,919,052

Financials - 7.66%
Banks - 2.25%
Allegiance Bancshares, Inc.A	45,057	1,878,877
Ameris Bancorp	91,180	4,166,926
East West Bancorp, Inc.	30,792	1,858,913
SVB Financial GroupA	7,149	2,222,123
Veritex Holdings, Inc.A	83,472	2,358,919

		12,485,758

Capital Markets - 0.92%
MarketAxess Holdings, Inc.	28,595	5,103,922

Consumer Finance - 4.49%
Encore Capital Group, Inc.A	80,249	2,876,927
EZCORP, Inc., Class AA	470,276	5,031,953
FirstCash, Inc.	69,054	5,662,428
Green Dot Corp., Class AA	79,898	7,096,540
PRA Group, Inc.A	117,852	4,242,672

		24,910,520

Total Financials		42,500,200

Health Care - 21.52%
Biotechnology - 3.29%
Ligand Pharmaceuticals, Inc.A	43,840	12,033,641
Repligen Corp.A	112,778	6,254,668

		18,288,309

Health Care Equipment & Supplies - 4.21%
ABIOMED, Inc.A	10,611	4,772,297
Neogen Corp.A	99,919	7,147,206
NuVasive, Inc.A	86,453	6,136,434
Penumbra, Inc.A	35,717	5,346,835

		23,402,772

Health Care Providers & Services - 3.07%
AAC Holdings, Inc.A B	117,065	893,206
Acadia Healthcare Co., Inc.A	128,365	4,518,448
BioTelemetry, Inc.A	49,516	3,191,306
HealthEquity, Inc.A	89,304	8,431,191

		17,034,151

Health Care Technology - 5.26%
athenahealth, Inc.A	28,448	3,800,653
HealthStream, Inc.	117,183	3,633,845
HMS Holdings Corp.A	205,360	6,737,862
Medidata Solutions, Inc.A	90,423	6,628,910
Omnicell, Inc.A	116,745	8,393,965

		29,195,235

Life Sciences Tools & Services - 4.05%
Bio-Techne Corp.	27,644	5,642,417
ICON PLCA	73,327	11,274,026

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Health Care - 21.52% (continued)
Life Sciences Tools & Services - 4.05% (continued)
PRA Health Sciences, Inc.A	50,652	$5,581,344

		22,497,787

Pharmaceuticals - 1.64%
Pacira Pharmaceuticals, Inc.A	136,041	6,686,415
Supernus Pharmaceuticals, Inc.A	47,539	2,393,589

		9,080,004

Total Health Care		119,498,258

Industrials - 17.16%
Aerospace & Defense - 5.24%
Aerovironment, Inc.A	33,330	3,738,626
Axon Enterprise, Inc.A	91,622	6,269,694
HEICO Corp., Class A	112,154	8,467,627
Kratos Defense & Security Solutions, Inc.A	331,912	4,905,659
Mercury Systems, Inc.A	103,144	5,705,926

		29,087,532

Air Freight & Logistics - 1.37%
Echo Global Logistics, Inc.A	131,510	4,070,234
Hub Group, Inc., Class AA	77,876	3,551,146

		7,621,380

Building Products - 1.55%
Trex Co., Inc.A	112,077	8,627,688

Machinery - 4.22%
Kornit Digital Ltd.A	195,742	4,286,750
Lindsay Corp.	26,499	2,656,260
Proto Labs, Inc.A	61,350	9,923,362
RBC Bearings, Inc.A	43,813	6,587,723

		23,454,095

Professional Services - 2.37%
CoStar Group, Inc.A	16,870	7,099,571
WageWorks, Inc.A	141,071	6,030,785

		13,130,356

Trading Companies & Distributors - 2.41%
Beacon Roofing Supply, Inc.A	113,798	4,118,350
MSC Industrial Direct Co., Inc., Class A	46,482	4,095,529
SiteOne Landscape Supply, Inc.A	68,425	5,155,139

		13,369,018

Total Industrials		95,290,069

Information Technology - 29.51%
Electronic Equipment, Instruments & Components - 3.14%
Cognex Corp.	84,398	4,711,096
FLIR Systems, Inc.	114,785	7,055,834
National Instruments Corp.	72,761	3,516,539
nLight, Inc.A	97,284	2,160,678

		17,444,147

IT Services - 2.86%
Euronet Worldwide, Inc.A	59,855	5,998,668
MAXIMUS, Inc.	37,808	2,459,789

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.53% (continued)
Information Technology - 29.51% (continued)
IT Services - 2.86% (continued)
WEX, Inc.A	36,942	$7,416,476

		15,874,933

Semiconductors & Semiconductor Equipment - 4.10%
CyberOptics Corp.A B	61,653	1,245,390
Inphi Corp.A B	55,483	2,107,244
Integrated Device Technology, Inc.A	88,975	4,182,715
Power Integrations, Inc.	44,674	2,823,397
Semtech Corp.A	154,830	8,608,548
Silicon Laboratories, Inc.A	41,166	3,779,039

		22,746,333

Software - 19.41%
2U, Inc.A	56,747	4,266,807
8x8, Inc.A	309,741	6,581,996
Aspen Technology, Inc.A	80,118	9,126,241
Cornerstone OnDemand, Inc.A	49,561	2,812,587
CyberArk Software Ltd.A	57,749	4,610,680
Envestnet, Inc.A	105,758	6,445,950
FireEye, Inc.A	213,170	3,623,890
Five9, Inc.A	164,632	7,192,772
Globant S.A.A	69,286	4,087,181
Guidewire Software, Inc.A	67,105	6,778,276
Manhattan Associates, Inc.A	95,911	5,236,741
Mimecast Ltd.A	108,070	4,525,972
Proofpoint, Inc.A	68,968	7,333,368
PROS Holdings, Inc.A	146,571	5,132,916
Q2 Holdings, Inc.A	109,331	6,619,992
Qualys, Inc.A	75,522	6,729,010
SPS Commerce, Inc.A	40,217	3,991,135
Tyler Technologies, Inc.A	23,568	5,775,574
Ultimate Software Group, Inc.A	21,421	6,901,632

		107,772,720

Total Information Technology		163,838,133

Materials - 1.04%
Chemicals - 1.04%
Balchem Corp.	51,562	5,779,585

Total Common Stocks (Cost $295,074,921)		547,043,736

SHORT-TERM INVESTMENTS - 1.76% (Cost $9,782,650)
Investment Companies - 1.76%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%C D	9,782,650	9,782,650

SECURITIES LENDING COLLATERAL - 1.12% (Cost $6,232,024)
Investment Companies - 1.12%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.95%C D	6,232,024	6,232,024

TOTAL INVESTMENTS - 101.41% (Cost $311,089,595)		563,058,410
LIABILITIES, NET OF OTHER ASSETS - (1.41%)		(7,824,134)

TOTAL NET ASSETS - 100.00%		$555,234,276

Percentages are stated as a percent of net assets.

A	Non-income producing security.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

B	All or a portion of this security is on loan at September 30, 2018.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2018, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$547,043,736	$—	$—	$547,043,736
Short-Term Investments	9,782,650	—	—	9,782,650
Securities Lending Collateral	6,232,024	—	—	6,232,024

Total Investments in Securities - Assets	$563,058,410	$—	$—	$563,058,410

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended September 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Ligand Pharmaceuticals, Inc.		2.2
ICON PLC		2.0
Proto Labs, Inc.		1.8
Ollie’s Bargain Outlet Holdings, Inc.		1.8
Aspen Technology, Inc.		1.6
Aaron’s, Inc.		1.6
Wingstop, Inc.		1.6
Trex Co., Inc.		1.6
Semtech Corp.		1.6
HEICO Corp.		1.5

Total Fund Holdings	105

Sector Allocation (% Equities)
Information Technology		30.0
Health Care		21.8
Industrials		17.4
Consumer Discretionary		12.9
Financials		7.8
Communication Services		3.5
Consumer Staples		3.0
Energy		2.5
Materials		1.1

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of September 30, 2018, the Trust consists of thirty-three active series, seven of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Ionic Strategic Arbitrage Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund and American Beacon Ionic Strategic Arbitrage Fund which are registered as non-diversified. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Funds’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Consolidation of Subsidiaries

The consolidated Schedule of Investments of the AHL Managed Futures Strategy Fund (the controlled foreign corporation “CFC Fund”) includes the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Fund.

For Federal tax purposes, taxable income for the CFC Fund and its Subsidiary are calculated separately. The Subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code of 1986 (the “Code”) and the Subsidiary’s taxable income is included in the calculation of the CFC Fund’s taxable income. Net losses of the Subsidiary are not deductible by the CFC Fund either in the current period or future periods. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposesand a nonconforming tax year end of November 30th.

The CFC Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Fund expects to achieve a significant portion of its exposure to commodities and commodities-related investments through investment in the Subsidiary. Unlike the CFC Fund, the Subsidiary may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2018	% of Total Net Assets of the CFC Fund at September 30, 2018	Net Realized Gain (Loss) from Investments Held in Subsidiary
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$202,083,130	23.7%	$9,356,098

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Fund is a commodity pool, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price of official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV price per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturities, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sales price. Options with no last sales for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Commodity Instruments

Exposure to physical commodities may subject the AHL Managed Futures Strategy Fund to greater volatility than investments in traditional securities. The value of such investments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Their value may also respond to investor perception of instability in the national or international economy, whether or not justified by the facts. However, these investments may help to moderate fluctuations in the value of the Fund’s other holdings, because these investments may not correlate with investments in

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

traditional securities. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s shares to fall. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or realize the full value of such investments in the event of the need to liquidate such investments. Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities. Because physical commodities do not generate investment income, the return on such investments will be derived solely from the appreciation or depreciation on such investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Exchange-Traded Notes

The Ionic Strategic Arbitrage Fund may invest in Exchange-Traded Notes (“ETNs”). ETNs are debt obligations that are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund’s investment in an ETN may be influenced by many unpredictable

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to repay the note upon maturity. As a result, the value of the ETN may decline, including to zero. In addition, as with investments in ETFs and investment companies, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower than it would if it invested directly in the securities of the index or other reference assets of the ETN. There may be times when an ETN share trades at a premium or discount to its market benchmark. The Fund’s decision to sell its ETN holdings may be limited by the availability of a liquid market. If the Fund must sell some or all of its ETN holdings and the market for such ETN is weak, it may have to sell such holdings at a discount.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

during the period ended September 30, 2018 are disclosed in the Fund’s Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Interest-Only and Principal-Only Mortgage-Backed Securities

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Interest-only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages. Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

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Supplementary Notes to Schedules of Investments

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Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Funds may invest in rights and warrants.

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of September 30, 2018, short positions were held by the Ionic Strategic Arbitrage Fund.

Special Purpose Acquisition Company

A special purpose acquisition company (“SPAC”) is a collective investment structure that allows public stock market investors to invest in private equity type transactions, particular leveraged buyouts. SPACs are shell or blank-check companies, governed by the SEC, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). For the period ended September 30, 2018, the Ionic Strategic Arbitrage Fund did not hold SPAC securities in the portfolio.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield.

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Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The AHL Managed Futures Strategy Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended September 30, 2018, the AHL Managed Futures Strategy Fund entered into forward foreign currency contracts primarily for speculative purposes.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended September 30, 2018, the Funds, except for Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund, entered into future contracts primarily for return enhancement and exposing cash to markets.

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Options Contracts

The Ionic Strategic Arbitrage Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Ionic Strategic Arbitrage Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended September 30, 2018, the Ionic Strategic Arbitrage Fund purchased/sold options primarily for return enhancement and hedging.

Straddle Options

The Ionic Strategic Arbitrage Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Ionic Strategic Arbitrage Fund may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are either privately negotiated in the over-the-counter market (“OTC

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Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Centrally cleared swaps provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments for OTC and centrally cleared swaps are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized losses.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Total Return Swap Agreements

The Ionic Strategic Arbitrage Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable

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ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Allocation and Correlation Risk

The sub-advisor’s judgments about, and allocations between arbitrage strategies, asset classes and market exposures may adversely affect the Funds’ performance. There can be no assurance, particularly during periods of market disruption and stress, that the Funds will, in fact, experience a low level of correlation with a traditional portfolio of stocks and bonds or with the debt or equity markets generally. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Arbitrage Risk

The Ionic Strategic Arbitrage Fund may use a variety of arbitrage strategies in pursuing its investment strategy. The underlying relationships among securities and derivative instruments in which the Fund takes long and short positions may change in an adverse manner, in which case the Fund may realize losses. The expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated.

The expected timing of each transaction is also important since the length of time that the Fund’s capital must be committed to any given transaction may affect the rate of return realized by the Fund, and unanticipated delays could cause the Fund to lose money or not achieve the desired rate of return.

The success of the Fund’s investment strategies is dependent on the sub-advisor’s ability to exploit pricing inefficiencies among interrelated instruments. Although arbitrage positions are considered to have a lower risk profile than directional trades as the former attempt to exploit price differentials rather than overall price movements, such strategies are by no means without risk. Pricing inefficiencies, even if correctly identified, may not converge within the time frame within which the Fund maintains its positions. Even pure “riskless” arbitrage — which is rare — can result in significant losses if the arbitrage cannot be sustained (due, for example, to margin calls) until expiration. The Fund’s strategies are subject to the risks of disruptions in historical price relationships, the restricted availability of credit and the obsolescence or inaccuracy of valuation models. Market disruptions may also force the Fund to close out one or more positions. Such disruptions have in the past resulted in substantial losses for funds employing similar strategies.

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The Fund expects a major component of its investment strategies to involve spreads between two or more securities. To the extent the price relationships between such securities remain constant, no gain or loss may occur. Such spread strategies do, however, entail a substantial risk that the price differential could change unfavorably and result in losses.

Commodities Risk

The AHL Managed Futures Strategy Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, drought, floods, weather, livestock disease, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund and the Subsidiary each may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund and the Subsidiary may be more susceptible to risks associated with those sectors. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products. Such losses can significantly and adversely affect the NAV of the Fund and, consequently, a shareholder’s interest in the Fund.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies, including both non-deliverable forwards (“NDFs”) and deliverable forwards, non-U.S. currency futures contracts, options (including non-deliverable options (“NDOs”) on non-U.S. currencies and non-U.S. currency futures) and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover

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and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Dividend Risk

An issuer of stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

The Funds may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Funds may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of

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the risk assumed (the potential increase or decrease in the price of the futures contract).

Hedging Risk

If the Funds use a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Funds’ return, or create a loss.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also

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affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Leverage Risk

The Funds’ use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability or be subject to restrictions on sale, and may be difficult to sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Direction Risk

Since the Funds will typically hold both long and short positions, an investment in the Funds will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Funds’ results could suffer both when there is a general market advance and the Funds hold significant “short” positions, and when there is a general market decline and the Funds hold significant “long” positions.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities

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that conditions in one country or region might adversely impact issuers in a different country or region.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The abandonment of the euro or withdrawal from the European Union (“EU”) on the part of the United Kingdom or any other member could significantly adversely affect the value of the Fund’s investments in Europe. Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility.

Mortgage-Backed and Mortgage Related Securities Risk

Certain mortgage-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Funds. Securities held by the Funds that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, and FHLB are not guaranteed by the U.S. Treasury, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The Funds’ investment in CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. The cash flows and yields on interest only (“IO”)

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

and principal only (“PO”) are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. Inverse IOs and POs, which are fixed-income securities with a floating or variable rate of interest, may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Obsolescence Risk

The Funds are unlikely to be successful in its quantitative trading strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the sub-advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result – all of which will be borne by the Funds.

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have been realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Funds sell a put option, there is a risk that the Funds may be required to buy the underlying asset at a disadvantageous price. If the Funds sell a call option, there is a risk that the Funds may be required to sell the underlying asset at a disadvantageous price. If the Funds sell a call option on an underlying asset that the Funds own and the underlying asset has increased in value when the call option is exercised, the Funds will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Securities Lending Risk

To the extent the Funds lend its securities, it may be subject to the following risks. Borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions.

Sector Risk

Sector risk is the risk associated with the Funds holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Short Position Risk

The Funds will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. The Funds’ losses are potentially unlimited in a short position transaction.

Subsidiary Risk

By investing in the Subsidiary, the AHL Managed Futures Strategy Fund is indirectly exposed to the risk associated with the Subsidiary’s Investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Report, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and SAI and could adversely affect the Fund’s performance.

Swap Agreement Risk

Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Funds are subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Tax Risk

To qualify as a regulated investment company under Subchapter M (“RIC”), the AHL Managed Futures Strategy Fund must derive at least 90 percent of its gross income for each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the AHL Managed Futures Strategy Fund invests is not considered qualifying income. The Fund will therefore restrict the income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.

The Internal Revenue Service (“IRS”) has issued a large number of private letter rulings (which the AHL Managed Futures Strategy Fund may not cite as precedent) beginning in 2006 that income a RIC derives from a wholly owned foreign subsidiary (such as the Subsidiary) that earns income derived from commodity-linked derivative instruments is qualifying income. The IRS suspended the issuance of new such rulings in July 2011 but has not taken any actions regarding its previously issued rulings. According, the Fund has not sought to obtain such a ruling and is relying on the advice of counsel regarding the tax treating of distributions by the Subsidiary to the Fund of such income. The tax treatment of the Fund’s commodity-linked investments may be materially adversely affected by future legislation, Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M, or otherwise materially affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Volatility Risk

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ NAV to experience significant increases or declines in value over short periods of time.

Warrants Risk

Warrants may be more speculative than certain other types of investments because warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

As of September 30, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Bahl & Gaynor Small Cap Growth	$1,625,462	$1,661,924	$	—	$1,661,924
Bridgeway Large Cap Growth	1,851,280	1,907,885		—	1,907,885
Stephens Mid-Cap Growth	2,251,852	2,311,353		—	2,311,353
Stephens Small Cap Growth	6,239,369	6,232,024		—	6,232,024

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2018, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$778,205,600	$—	$(126,790)	$(126,790)
Bahl & Gaynor Small Cap Growth	45,128,602	8,706,148	(1,160,157)	7,545,991
Bridgeway Large Cap Growth	220,749,244	65,764,315	(3,051,239)	62,713,076
Bridgeway Large Cap Value	4,686,757,963	888,288,007	(218,448,690)	669,839,317
Ionic Strategic Arbitrage	39,505,399	4,273,952	(5,620,959)	(1,347,007)
Stephens Mid-Cap Growth	107,945,213	56,978,607	(2,858,067)	54,120,540
Stephens Small Cap Growth	311,089,595	255,879,639	(3,910,824)	251,968,815

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2017, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Ionic Strategic Arbitrage	$2,767,009	$	—

The Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any capital losses incurred after October 31 through the Funds’ fiscal year end, December 31, 2017. Qualified late year ordinary losses are specified losses generally incurred after October 31 and ordinary losses incurred after December 31 through the end of the Funds’ fiscal year, December 31, 2017. For the period ended December 31, 2017, AHL Managed Futures Strategy Fund deferred $2,348,474 of long-term capital losses to January 1, 2018. Bahl & Gaynor Small Cap Growth Fund deferred $50,439 and Bridgeway Large Cap Growth deferred $1,770,090 of short-term capital losses to January 1, 2018.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2018 (Unaudited)

Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the period ended September 30, 2018, the Funds did not utilize this facility.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date:	November 29, 2018

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date:	November 29, 2018